                        NATIONWIDE LIFE INSURANCE COMPANY

          Flexible Purchase Payment Deferred Variable Annuity Contracts

             Issued by Nationwide Life Insurance Company through its
                          Nationwide Variable Account-9

                   The date of this prospectus is May 1, 2002.


Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

THIS PROSPECTUS CONTAINS BASIC INFORMATION YOU SHOULD UNDERSTAND ABOUT THE CONTRACTS BEFORE INVESTING - THE ANNUITY CONTRACT IS THE LEGALLY BINDING INSTRUMENT GOVERNING THE RELATIONSHIP BETWEEN YOU AND NATIONWIDE SHOULD YOU CHOOSE TO INVEST. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.

Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

The following is a list of the underlying mutual funds available under the contract. The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract owners will receive notice of any such changes that affect their contract. Additionally, not all of the underlying mutual funds listed below are available in every state.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS

         -        American Century VP Income & Growth Fund: Class I

         -        American Century VP International Fund: Class III+

         -        American Century VP Ultra Fund: Class I

         -        American Century VP Value Fund: Class I

DREYFUS

         -        Dreyfus Investment Portfolios - Small Cap Stock Index
                  Portfolio: Service Shares

         -        The Dreyfus Socially Responsible Growth Fund, Inc.: Initial
                  Shares

         -        Dreyfus Stock Index Fund, Inc.: Initial Shares

         -        Dreyfus Variable Investment Fund - Appreciation Portfolio:
                  Initial Shares (formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio)

FEDERATED INSURANCE SERIES

         -        Federated Quality Bond Fund II: Primary Shares

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

         -        VIP Equity-Income Portfolio: Service Class

         -        VIP Growth Portfolio: Service Class

         -        VIP High Income Portfolio: Service Class*

         -        VIP Overseas Portfolio: Service Class R+

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II

         -        VIP II Contrafund(R) Portfolio: Service Class

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III

         -        VIP III Value Strategies Portfolio: Service Class

GARTMORE VARIABLE INSURANCE TRUST ("GVIT") (FORMERLY, NATIONWIDE SEPARATE ACCOUNT TRUST)

         - Comstock GVIT Value Fund: Class I (formerly, Federated GVIT Equity Income Fund) (subadviser: Van Kampen Asset Management, Inc.)

         - Dreyfus GVIT Mid Cap Index Fund: Class I (formerly, Dreyfus NSAT Mid Cap Index Fund)

         - Federated GVIT High Income Bond Fund: Class I* (formerly, Federated NSAT High Income Bond Fund)

         -        Gartmore GVIT Emerging Markets Fund: Class III+

         -        Gartmore GVIT Global Financial Services Fund: Class III+

         -        Gartmore GVIT Global Health Sciences Fund: Class III+

         -        Gartmore GVIT Global Technology and Communications Fund: Class
                  III+

         -        Gartmore GVIT Global Utilities Fund: Class III+

         - Gartmore GVIT Government Bond Fund: Class I (formerly, Government Bond Fund)

         - Gartmore GVIT Growth Fund: Class I (formerly, Capital Appreciation Fund)

         -        Gartmore GVIT International Growth Fund: Class III+

         -        Gartmore GVIT Investor Destinations Funds

                  -        Gartmore GVIT Investor Destinations Conservative Fund

                  - Gartmore GVIT Investor Destinations Moderately Conservative Fund

                  -        Gartmore GVIT Investor Destinations Moderate Fund

                  -        Gartmore GVIT Investor Destinations Moderately
                           Aggressive Fund

                  -        Gartmore GVIT Investor Destinations Aggressive Fund

         -        Gartmore GVIT Money Market Fund: Class I (formerly, Money
                  Market Fund)

         - Gartmore GVIT Nationwide Leaders Fund: Class III+ (formerly, Gartmore GVIT U.S. Leaders Fund)

         -        Gartmore GVIT Total Return Fund: Class I (formerly, Total
                  Return Fund)

         -        Gartmore GVIT U.S. Growth Leaders Fund: Class III+

         - Gartmore GVIT Worldwide Leaders Fund: Class I (formerly, Nationwide(R) Global 50 Fund) (subadviser: J.P. Morgan Investment Management Inc.)

         - GVIT Small Cap Growth Fund: Class I (formerly, Nationwide(R) Small Cap Growth Fund) (subadvisers: Neuberger Berman, LLC and Waddell & Reed Investment Management Company)

         - GVIT Small Cap Value Fund: Class I (formerly, Nationwide(R) Small Cap Value Fund) (subadviser: The Dreyfus Corporation)

         - GVIT Small Company Fund: Class I (formerly, Nationwide(R) Small Company Fund) (subadviser: The Dreyfus Corporation, Neuberger Berman, LLC, Strong Capital Management, Inc., Waddell & Reed Investment Management Company and Gartmore Global Partners)

         - J.P. Morgan GVIT Balanced Fund: Class I (formerly, J.P. Morgan NSAT Balanced Fund)

         - MAS GVIT Multi Sector Bond Fund: Class I* (formerly, MAS NSAT Multi Sector Bond Fund)

         - Strong GVIT Mid Cap Growth Fund: Class I (formerly, Strong NSAT Mid Cap Growth Fund)

JANUS ASPEN SERIES

         -        Capital Appreciation Portfolio: Service Shares

         -        Global Technology Portfolio: Service II Shares+

         -        International Growth Portfolio: Service II Shares+

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

         -        AMT Guardian Portfolio

         -        AMT Mid-Cap Growth Portfolio

         -        AMT Partners Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS

         - Oppenheimer Aggressive Growth Fund/VA: Initial Class (formerly, Oppenheimer Capital Appreciation Fund)

         - Oppenheimer Capital Appreciation Fund/VA: Initial Class (formerly, Oppenheimer Growth Fund)

         -        Oppenheimer Global Securities Fund/VA: Initial Class

         - Oppenheimer Main Street Growth & Income Fund/VA: Initial Class (formerly, Oppenheimer Growth & Income Fund)

STRONG OPPORTUNITY FUND II, INC.

VAN KAMPEN

   THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (FORMERLY, MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.)

         -        Emerging Markets Debt Portfolio

         -        U.S. Real Estate Portfolio

THE FOLLOWING UNDERLYING MUTUAL FUND IS AVAILABLE ONLY TO CONTRACTS ISSUED PRIOR TO JANUARY 25, 2002:

GARTMORE VARIABLE INSURANCE TRUST

         -        Turner GVIT Growth Focus Fund: Class III+

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER MAY 1, 2000:

CREDIT SUISSE TRUST (FORMERLY, CREDIT SUISSE WARBURG PINCUS TRUST)

         -        Large Cap Value Portfolio (formerly, Value Portfolio)

GARTMORE VARIABLE INSURANCE TRUST (FORMERLY, NATIONWIDE SEPARATE ACCOUNT TRUST)

         - Nationwide(R) GVIT Strategic Value Fund: Class I (formerly, Nationwide(R) Strategic Value Fund) (subadviser: Strong Capital Management, Inc.)

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER MAY 1, 2002:

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III

         -        VIP III Growth Opportunities Portfolio: Service Class

VAN ECK WORLDWIDE INSURANCE TRUST

         -        Worldwide Emerging Markets Fund

         -        Worldwide Hard Assets Fund

VAN KAMPEN

   THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (FORMERLY, MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.)

         -        Mid Cap Growth Portfolio

EFFECTIVE MAY 1, 2002, THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NO LONGER AVAILABLE TO RECEIVE TRANSFERS OR NEW PURCHASE PAYMENTS:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS

         -        American Century VP International Fund: Class I

CREDIT SUISSE TRUST (FORMERLY, CREDIT SUISSE WARBURG PINCUS TRUST)

         - Global Post-Venture Capital Portfolio (formerly, Post-Venture Capital Portfolio)

         - International Focus Portfolio (formerly, International Equity Portfolio)

DREYFUS

         -        Dreyfus Investment Portfolios - European Equity Portfolio:
                  Initial Shares

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

         -        VIP Overseas Portfolio: Service Class

GARTMORE VARIABLE INSURANCE TRUST (FORMERLY, NATIONWIDE SEPARATE ACCOUNT TRUST)

         - Gartmore GVIT Emerging Markets Fund: Class I (formerly, Gartmore NSAT Emerging Markets Fund)

         - Gartmore GVIT Global Technology and Communications Fund: Class I (formerly, Gartmore NSAT Global Technology and Communications Fund)

         - Gartmore GVIT International Growth Fund: Class I (formerly, Gartmore NSAT International Growth Fund)

         - Turner GVIT Growth Focus Fund: Class I (formerly, Turner NSAT Growth Focus Fund)



JANUS ASPEN SERIES

         -        Global Technology Portfolio: Service Shares

         -        International Growth Portfolio: Service Shares

*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

+These underlying mutual funds assess a short-term trading fee (see "Underlying
 Mutual Fund Short-Term Trading Fees" and "Short-Term Trading Fees").

Purchase payments not invested in the underlying mutual funds of the Nationwide Variable Account-9 ("variable account") can be allocated to the fixed account or the Guaranteed Term Options (Guaranteed Term Options may not be available in every jurisdiction - refer to your contract for specific information).

The Statement of Additional Information (dated May 1, 2002) which contains additional information about the contracts and the variable account, including the Condensed Financial Information for the various variable account charges applicable to the contracts, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. (The Condensed Financial Information for the minimum and maximum variable account charges is available in Appendix B of this prospectus.) The table of contents for the Statement of Additional Information is on page 54.

For general information or to obtain FREE copies of the:

         -        Statement of Additional Information;

         - prospectus, annual report or semi-annual report for any underlying mutual fund;

         -        prospectus for the Guaranteed Term Options;

         -        required Nationwide forms; or

         -        Nationwide's privacy statement,

call:      1-800-848-6331
       TDD 1-800-238-3035

or write:

         NATIONWIDE LIFE INSURANCE COMPANY
         ONE NATIONWIDE PLAZA, RR1-04-F4
         COLUMBUS, OHIO  43215

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at:

                                   www.sec.gov

Information about this and other Best of America products can be found at:

                              www.bestofamerica.com

THIS ANNUITY:

-        IS NOT A BANK DEPOSIT

-        IS NOT FDIC INSURED

-        IS NOT INSURED OR ENDORSED BY A BANK OR ANY FEDERAL GOVERNMENT AGENCY

-        IS NOT AVAILABLE IN EVERY STATE

-        MAY GO DOWN IN VALUE

Investors assume certain risks when investing in the contracts, including the possibility of losing money.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

In the future, additional underlying mutual funds managed by certain financial institutions or brokerage firms may be added to the variable account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit of measure used to calculate the variable account contract value before the annuitization date.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT- An accounting unit of measure used to calculate variable annuity payments.

CONTRACT VALUE- The total value of all accumulation units plus any amount held in the fixed account and any amount held under Guaranteed Term Options.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FIXED ACCOUNT- An investment option which is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

INDIVIDUAL RETIREMENT ANNUITY- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

INVESTMENT-ONLY CONTRACT- A contract purchased by a Qualified Pension, Profit-Sharing or Stock Bonus Plan as defined by Section 401(a) of the Internal Revenue Code.

NATIONWIDE- Nationwide Life Insurance Company.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA or Tax Sheltered Annuity.

QUALIFIED PLANS- Retirement plans that receive favorable tax treatment under
Section 401 of the Internal Revenue Code, including Investment-only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-only Contracts unless specifically stated otherwise.

ROTH IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Internal Revenue Code.

SUB-ACCOUNTS- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.

TAX SHELTERED ANNUITY- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide Variable Account-9, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS....................................5

SUMMARY OF STANDARD CONTRACT EXPENSES........................8

ADDITIONAL CONTRACT OPTIONS..................................9

SUMMARY OF ADDITIONAL CONTRACT OPTIONS......................10

UNDERLYING MUTUAL FUND ANNUAL EXPENSES......................11

UNDERLYING MUTUAL FUND SHORT-TERM
     TRADING FEES...........................................13

EXAMPLE.....................................................14

SYNOPSIS OF THE CONTRACTS...................................18

FINANCIAL STATEMENTS........................................19

CONDENSED FINANCIAL INFORMATION.............................19

NATIONWIDE LIFE INSURANCE COMPANY...........................19

NATIONWIDE INVESTMENT SERVICES CORPORATION..................19

TYPES OF CONTRACTS..........................................19
     Charitable Remainder Trusts
     Individual Retirement Annuities ("IRAs")
     Investment-only Contracts (Qualified Plans)
     Non-Qualified Contracts
     Roth IRAs
     Tax Sheltered Annuities

INVESTING IN THE CONTRACT...................................21
     The Variable Account and Underlying Mutual Funds
     Guaranteed Term Options
     The Fixed Account

STANDARD CHARGES AND DEDUCTIONS.............................23
     Mortality and Expense Risk Charge
     Contingent Deferred Sales Charge
     Short-Term Trading Fees
     Premium Taxes

OPTIONAL CONTRACT BENEFITS, CHARGES
     AND DEDUCTIONS.........................................25
     Optional Death Benefits
     Guaranteed Minimum Income Benefit Options
     Spousal Protection Annuity Option
     Beneficiary Protector Option

CONTRACT OWNERSHIP..........................................28
     Joint Ownership
     Contingent Ownership
     Annuitant
     Beneficiary and Contingent Beneficiary

OPERATION OF THE CONTRACT...................................29
     Minimum Initial and Subsequent Purchase Payments
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value
     Transfers Prior to Annuitization
     Transfers After Annuitization
     Transfer Requests

RIGHT TO REVOKE.............................................31

SURRENDER (REDEMPTION)......................................32
     Partial Surrenders (Partial Redemptions)
     Full Surrenders (Full Redemptions)
     Surrenders Under a Tax Sheltered Annuity
     Surrenders Under a Texas Optional
         Retirement Program or a Louisiana
         Optional Retirement Plan

LOAN PRIVILEGE..............................................33
     Minimum & Maximum Loan Amounts
     Maximum Loan Processing Fee
     How Loan Requests are Processed
     Loan Interest
     Loan Repayment
     Distributions & Annuity Payments
     Transferring the Contract
     Grace Period & Loan Default

ASSIGNMENT..................................................34

CONTRACT OWNER SERVICES.....................................35
     Asset Rebalancing
     Dollar Cost Averaging
     Systematic Withdrawals

ANNUITY COMMENCEMENT DATE...................................36

ANNUITIZING THE CONTRACT....................................36
     Annuitization Date
     Annuitization
     Fixed Payment Annuity
     Variable Payment Annuity
     Frequency and Amount of Annuity Payments
     Guaranteed Minimum Income Benefit
         Options ("GMIB")
     Annuity Payment Options

DEATH BENEFITS..............................................40
     Death of Contract Owner - Non-Qualified Contracts
     Death of Annuitant - Non-Qualified Contracts
     Death of Contract Owner/Annuitant
     Death Benefit Payment

REQUIRED DISTRIBUTIONS......................................41
     Required Distributions - General Information
     Required Distributions for Non-Qualified Contracts
     Required Distributions for Tax Sheltered Annuities,
         Individual Retirement Annuities and Roth IRAs

FEDERAL TAX CONSIDERATIONS..................................44
     Federal Income Taxes
     Withholding
     Non-Resident Aliens
     Federal Estate, Gift, and Generation
         Skipping Transfer Taxes
     Charge for Tax
     Diversification
     Tax Changes

STATEMENTS AND REPORTS......................................48

LEGAL PROCEEDINGS...........................................48

ADVERTISING.................................................49

SUB-ACCOUNT PERFORMANCE SUMMARY.............................51

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION....54

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS..........55

APPENDIX B: CONDENSED FINANCIAL INFORMATION.................64

SUMMARY OF STANDARD CONTRACT EXPENSES

The expenses listed below are charged to all contracts unless:

         - the contract owner meets an available exception under the contract; or

         - a contract owner has replaced a standard benefit with an available option for an additional charge.

CONTRACT OWNER TRANSACTION EXPENSES

Maximum Contingent Deferred Sales
Charge ("CDSC") (as a percentage
of purchase payments surrendered)................7%(1)

Range of CDSC over time:

 NUMBER OF COMPLETED YEARS               CDSC
   FROM DATE OF PURCHASE              PERCENTAGE
          PAYMENT
             0                            7%
             1                            7%
             2                            6%
             3                            5%
             4                            4%
             5                            3%
             6                            2%
             7                            0%

(1) Each contract year, the contract owner may withdraw without a CDSC the greater of:

(a)      10% of all purchase payments made to the contract; or

(b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year (see "Contingent Deferred Sales Charge").

The Internal Revenue Code may impose restrictions on withdrawals for contracts issued as Tax Sheltered Annuities or other Qualified Plans.

VARIABLE ACCOUNT CHARGES(2)

(annualized rate of variable account charges as a percentage of the daily net assets)

Mortality and Expense Risk Charges............1.20%
   Total Variable Account Charges.............1.20%(3)

MAXIMUM LOAN PROCESSING FEE
(per loan transaction)..........................$25

Nationwide assess a $25 loan processing fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a loan processing fee ("see Loan Privilege").

(2)These charges apply only to sub-account allocations. They do not apply to allocations made to the fixed account or to the Guaranteed Term Options. They are charged on a daily basis at the annualized rate noted above.

(3)Charges shown include the One-Year Step Up Death Benefit which is standard to every contract (see "Death Benefit Payment").

ADDITIONAL CONTRACT OPTIONS

For an additional charge, the following options are available to contract owners (upon approval by state insurance authorities). Some options assess an additional charge. These options must be elected at the time of application and will replace the corresponding standard contract benefit.

If the contract owner chooses one or more of the following optional benefits, a corresponding charge will be deducted. Charges for the optional benefits are IN ADDITION TO the standard variable account charges. Except as otherwise noted, optional benefit charges will only apply to allocations made to the underlying mutual funds and are charged as a percentage of the average variable account value.

DEATH BENEFIT OPTIONS

Applicants may choose the following death benefit as a replacement for the One-Year Step Up Death Benefit that is standard to every contract, if their contract is issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications:

Optional Greater of One-Year or 5% Enhanced Death
  Benefit with Long Term Care/Nursing Home Waiver........0.15%
    Total Variable Account Charges
    (including death benefit option only)................1.35%

Applicants may choose the following death benefit as a replacement for the One-Year Step Up Death Benefit that is standard to every contract if their contract is issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve the Optional Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver listed above:

Optional 5% Enhanced Death Benefit.......................0.05%
    Total Variable Account Charges
    (including death benefit option only)................1.25%


GUARANTEED MINIMUM INCOME BENEFIT OPTIONS

An applicant may elect one of two Guaranteed Minimum Income Benefit options (see "Guaranteed Minimum Income Benefit Options").

   Guaranteed Minimum Income Benefit
   Option 1..............................................0.45%
     Total Variable Account Charges
     (including Guaranteed Minimum
     Income Benefit Option 1 only).......................1.65%

   Guaranteed Minimum Income Benefit
   Option 2..............................................0.30%
     Total Variable Account Charges
     (including Guaranteed Minimum
     Income Benefit Option 2 only).......................1.50%

SPOUSAL PROTECTION ANNUITY OPTION

An applicant for an Individual Retirement Annuity or a non-qualified contract may elect the Spousal Protection Annuity Option at no additional cost (see "Spousal Protection Annuity Option").

Spousal Protection Annuity Option........................0.00%
    Total Variable Account Charges
    (including Spousal Protection Annuity Option only)...1.20%

BENEFICIARY PROTECTOR OPTION

For an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account, the contract owner may elect the Beneficiary Protector Option (see "Beneficiary Protector Option").

   Beneficiary Protector Option..........................0.40%
     Total Variable Account Charges
     (including the Beneficiary Protector
     Option only)........................................1.60%

Allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%. Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account will be lowered by 0.40% due to the assessment of this charge.

SUMMARY OF ADDITIONAL CONTRACT OPTIONS

If the contract owner elects all of the additional contract options that are available under the contract, the maximum variable account charges the contract owner would pay would be an annualized rate of 2.20% of the daily net assets of the variable account. The maximum charges consists of the following:

   Mortality and Expense Risk Charge
     (applicable to all contracts).......................1.20%
   Optional Greater of One year or 5% Enhanced Death
     Benefit with Long Term Care/Nursing Home Waiver.....0.15%
   Guaranteed Minimum Income
     Benefit Option 1....................................0.45%
   Spousal Protection Annuity Option.....................0.00%
   Beneficiary Protector Option..........................0.40%

TOTAL VARIABLE ACCOUNT CHARGES WHEN THE MAXIMUM
  OPTIONS ARE ELECTED....................................2.20%

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
          (as a percentage of underlying mutual fund net assets, after reimbursements and waivers)


                                                                                                              Total
                                                                                                            Underlying
                                                                  Management       Other        12b-1       Mutual Fund
                                                                     Fees        Expenses        Fees        Expenses
American Century Variable Portfolios, Inc. - American Century        0.70%         0.00%        0.00%          0.70%
VP Income & Growth Fund: Class I

American Century Variable Portfolios, Inc. - American Century        1.26%         0.00%        0.00%          1.26%
VP International Fund: Class I

American Century Variable Portfolios, Inc. - American Century        1.26%         0.00%        0.00%          1.26%
VP International Fund: Class III

American Century Variable Portfolios, Inc. - American Century        1.00%         0.00%        0.00%          1.00%
VP Ultra Fund: Class I

American Century Variable Portfolios, Inc. - American Century        0.97%         0.00%        0.00%          0.97%
VP Value Fund: Class I

Credit Suisse Trust - Global Post-Venture Capital Portfolio          1.04%         0.36%        0.00%          1.40%

Credit Suisse Trust - International Focus Portfolio                  1.00%         0.30%        0.00%          1.30%

Credit Suisse Trust - Large Cap Value Portfolio                      0.51%         0.49%        0.00%          1.00%

Dreyfus Investment Portfolios - European Equity Portfolio:           0.81%         0.44%        0.00%          1.25%
Initial Shares

Dreyfus Investment Portfolios - Small Cap Stock Index                0.35%         0.00%        0.25%          0.60%
Portfolio: Service Shares

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial          0.75%         0.03%        0.00%          0.78%
Shares

Dreyfus Stock Index Fund, Inc.: Initial Shares                       0.25%         0.01%        0.00%          0.26%

Dreyfus Variable Investment Fund - Appreciation Portfolio:           0.75%         0.03%        0.00%          0.78%
Initial Shares

Federated Insurance Series - Federated Quality Bond Fund II:         0.55%         0.15%        0.00%          0.70%
Primary Shares

Fidelity VIP Equity-Income Portfolio: Service Class*                 0.48%         0.10%        0.10%          0.68%

Fidelity VIP Growth Portfolio: Service Class*                        0.58%         0.10%        0.10%          0.78%

Fidelity VIP High Income Portfolio: Service Class                    0.58%         0.13%        0.10%          0.81%

Fidelity VIP Overseas Portfolio: Service Class*                      0.73%         0.20%        0.10%          1.03%

Fidelity VIP Overseas Portfolio: Service Class R*                    0.73%         0.20%        0.10%          1.03%

Fidelity VIP II Contrafund(R) Portfolio: Service Class*              0.58%         0.10%        0.10%          0.78%

Fidelity VIP III Growth Opportunities Portfolio: Service Class*      0.58%         0.11%        0.10%          0.79%

Fidelity VIP III Value Strategies Portfolio: Service Class           0.58%         0.26%        0.10%          0.94%

GVIT Comstock GVIT Value Fund: Class I                               0.79%         0.28%        0.00%          1.07%

GVIT Dreyfus GVIT Mid Cap Index Fund: Class I                        0.50%         0.26%        0.00%          0.76%

GVIT Federated GVIT High Income Bond Fund: Class I                   0.75%         0.28%        0.00%          1.03%

GVIT Gartmore GVIT Emerging Markets Fund: Class I                    1.15%         0.21%        0.00%          1.36%

GVIT Gartmore GVIT Emerging Markets Fund: Class III                  1.15%         0.21%        0.00%          1.36%

GVIT Gartmore GVIT Global Financial Services Fund: Class III         1.00%         0.26%        0.00%          1.26%

GVIT Gartmore GVIT Global Health Sciences Fund: Class III            1.00%         0.32%        0.00%          1.32%

GVIT Gartmore GVIT Global Technology and Communications Fund:        0.98%         0.26%        0.00%          1.24%
Class I

GVIT Gartmore GVIT Global Technology and Communications Fund:        0.98%         0.26%        0.00%          1.24%

Class III

GVIT Gartmore GVIT Global Utilities Fund: Class III                  0.80%         0.28%        0.00%          1.08%

GVIT Gartmore GVIT Government Bond Fund: Class I                     0.50%         0.25%        0.00%          0.75%

GVIT Gartmore GVIT Growth Fund: Class I                              0.59%         0.25%        0.00%          0.84%

GVIT Gartmore GVIT International Growth Fund: Class I                1.00%         0.33%        0.00%          1.33%

GVIT Gartmore GVIT International Growth Fund: Class III              1.00%         0.33%        0.00%          1.33%

GVIT Gartmore GVIT Investor Destinations Conservative Fund           0.00%         0.36%        0.25%          0.61%

GVIT Gartmore GVIT Investor Destinations Moderately                  0.00%         0.36%        0.25%          0.61%
Conservative Fund

                                                                                                               Total
                                                                                                             Underlying
                                                                  Management       Other       12b-1         Mutual Fund
                                                                     Fees        Expenses       Fees          Expenses
GVIT Gartmore GVIT Investor Destinations Moderate Fund               0.13%         0.20%        0.25%          0.58%

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive       0.10%         0.26%        0.25%          0.61%
Fund

GVIT Gartmore GVIT Investor Destinations Aggressive Fund             0.07%         0.29%        0.25%          0.61%

GVIT Gartmore GVIT Money Market Fund: Class I                        0.38%         0.25%        0.00%          0.63%

GVIT Gartmore GVIT Nationwide Leaders Fund: Class III                0.84%         0.41%        0.00%          1.25%

GVIT Gartmore GVIT Total Return Fund: Class I                        0.59%         0.25%        0.00%          0.84%

GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III               0.90%         0.22%        0.00%          1.12%

GVIT Gartmore GVIT Worldwide Leaders Fund: Class I                   0.99%         0.26%        0.00%          1.25%

GVIT GVIT Small Cap Growth Fund: Class I                             1.10%         0.28%        0.00%          1.38%

GVIT GVIT Small Cap Value Fund: Class I                              0.86%         0.22%        0.00%          1.08%

GVIT GVIT Small Company Fund: Class I                                0.93%         0.26%        0.00%          1.19%

GVIT J.P. Morgan GVIT Balanced Fund: Class I                         0.74%         0.27%        0.00%          1.01%

GVIT MAS GVIT Multi Sector Bond Fund: Class I                        0.75%         0.27%        0.00%          1.02%

GVIT Nationwide GVIT Strategic Value Fund: Class I                   0.66%         0.34%        0.00%          1.00%

GVIT Strong GVIT Mid Cap Growth Fund: Class I                        0.90%         0.27%        0.00%          1.17%

GVIT Turner GVIT Growth Focus Fund: Class I                          0.85%         0.43%        0.00%          1.28%

GVIT Turner GVIT Growth Focus Fund: Class III                        0.85%         0.43%        0.00%          1.28%

Janus Aspen Series - Capital Appreciation Portfolio: Service         0.65%         0.01%        0.25%          0.91%
Shares

Janus Aspen Series - Global Technology Portfolio: Service Shares     0.65%         0.05%        0.25%          0.95%

Janus Aspen Series - Global Technology Portfolio: Service II         0.65%         0.05%        0.25%          0.95%
Shares

Janus Aspen Series - International Growth Portfolio: Service         0.65%         0.06%        0.25%          0.96%
Shares

Janus Aspen Series - International Growth Portfolio: Service II      0.65%         0.06%        0.25%          0.96%
Shares

Neuberger Berman AMT Guardian Portfolio                              0.85%         0.14%        0.00%          0.99%

Neuberger Berman AMT Mid-Cap Growth Portfolio                        0.84%         0.07%        0.00%          0.91%

Neuberger Berman AMT Partners Portfolio                              0.82%         0.05%        0.00%          0.87%

Oppenheimer Variable Account Funds - Oppenheimer Aggressive          0.64%         0.04%        0.00%          0.68%
Growth Fund/VA: Initial Class

Oppenheimer Variable Account Funds - Oppenheimer Capital             0.64%         0.04%        0.00%          0.68%
Appreciation Fund/VA: Initial Class

Oppenheimer Variable Account Funds - Oppenheimer Global              0.64%         0.06%        0.00%          0.70%
Securities Fund/VA: Initial Class

Oppenheimer Variable Account Funds - Oppenheimer Main Street         0.68%         0.05%        0.00%          0.73%
Growth & Income Fund/VA: Initial Class

Strong Opportunity Fund II, Inc.                                     0.75%         0.35%        0.00%          1.10%

The Universal Institutional Funds, Inc. - Emerging Markets Debt      0.80%         0.37%        0.00%          1.17%
Portfolio

The Universal Institutional Funds, Inc. - Mid Cap Growth             0.41%         0.64%        0.00%          1.05%
Portfolio

The Universal Institutional Funds, Inc. - U.S. Real Estate           0.75%         0.35%        0.00%          1.10%
Portfolio

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets       1.00%         0.28%        0.00%          1.28%
Fund

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund       1.00%         0.15%        0.00%          1.15%

* Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
         (as a percentage of underlying mutual fund net assets, before reimbursements and waivers)

                                                                                                                 Total
                                                                                                              Underlying
                                                                  Management        Other        12b-1        Mutual Fund
                                                                     Fees         Expenses       Fees          Expenses
Credit Suisse Trust - Global Post-Venture Capital Portfolio          1.25%          0.36%        0.00%          1.61%

Credit Suisse Trust - Large Cap Value Portfolio                      0.75%          0.49%        0.00%          1.24%

Federated Insurance Series - Federated Quality Bond Fund II:         0.60%          0.40%        0.25%          1.25%
Primary Shares

GVIT Gartmore GVIT Investor Destinations Conservative Fund           0.13%          0.43%        0.25%          0.81%

GVIT Gartmore GVIT Investor Destinations Moderately                  0.13%          0.42%        0.25%          0.80%
Conservative Fund

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive       0.13%          0.26%        0.25%          0.64%
Fund

GVIT Gartmore GVIT Investor Destinations Aggressive Fund             0.13%          0.29%        0.25%          0.67%

GVIT Gartmore GVIT Nationwide Leaders Fund: Class III                0.90%          0.41%        0.00%          1.31%

GVIT Nationwide GVIT Strategic Value Fund: Class I                   0.90%          0.34%        0.00%          1.24%

Strong Opportunity Fund II, Inc.                                     0.75%          0.65%        0.00%          1.40%

The Universal Institutional Funds, Inc. - Mid Cap Growth             0.75%          0.64%        0.00%          1.39%
Portfolio

The Universal Institutional Funds, Inc. - U.S. Real Estate           0.80%          0.35%        0.00%          1.15%
Portfolio

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets       1.00%          0.30%        0.00%          1.30%
Fund

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund       1.00%          0.18%        0.00%          1.18%


                 UNDERLYING MUTUAL FUND SHORT-TERM TRADING FEES

Some underlying mutual funds assess (or reserve the right to assess) a short-term trading fee in connection with transfers from an underlying mutual fund sub-account that occur within 60 days after the date of allocation to that sub-account. The following chart indicates which underlying mutual funds assess (or reserve the right to assess) a short-term trading fee and the amount of any such short-term trading fee.

 Short-Term Trading Fees, as a percentage of underlying mutual fund net assets determined to be engaged in short-term trading

                    Underlying Mutual Fund                                        Short-Term Trading Fee
American Century Variable Portfolios, Inc. - American Century                             1.00%
VP International Fund: Class III

Fidelity VIP Overseas Portfolio: Service Class R                                          1.00%

GVIT Gartmore GVIT Emerging Markets Fund: Class III                                       1.00%

GVIT Gartmore GVIT Global Financial Services Fund: Class III                              1.00%

GVIT Gartmore GVIT Global Health Sciences Fund: Class III                                 1.00%

GVIT Gartmore GVIT Global Technology and Communications Fund:                             1.00%
Class III

GVIT Gartmore GVIT Global Utilities Fund: Class III                                       1.00%

GVIT Gartmore GVIT International Growth Fund: Class III                                   1.00%

GVIT Gartmore GVIT Nationwide Leaders Fund: Class III                                     1.00%

GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III                                    1.00%

GVIT Turner GVIT Growth Focus Fund: Class III                                             1.00%

Janus Aspen Series - Global Technology Portfolio: Service II                              1.00%
Shares

Janus Aspen Series - International Growth Portfolio: Service                              1.00%
II Shares

EXAMPLE

The following chart shows the amount of expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in underlying mutual fund expenses. The underlying mutual fund expense information is for the period ended December 31, 2001 and reflects any reimbursements and/or waivers in effect at that time. If the underlying mutual fund expenses did not reflect the reimbursements and/or waivers, the expenses contained in the table below would be higher.

These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

The example reflects expenses of both the variable account and the underlying mutual funds. The example reflects the 7 year CDSC schedule and assumed variable account charges of 2.20%, which is the maximum variable account charge for the maximum number of optional benefits.

For those contracts that do not elect the maximum number of optional benefits, the expenses would be reduced. Deductions for premium taxes are not reflected but may apply.

                                    If you surrender your contract    If you do not surrender your    If you annuitize your contract
                                     at the end of the applicable      contract at the end of the      at the end of the applicable
                                              time period                applicable time period                time period
                                    1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.    1 Yr.  3 Yrs  5 Yrs.  10 Yrs.   1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.
American Century Variable             93     147    194      333        30    93      158     333       *      93      158     333
Portfolios, Inc. - American
Century VP Income & Growth
Fund: Class I

American Century Variable             99     164    223      386        36    110     187     386       *      110     187     386
Portfolios, Inc. - American
Century VP International
Fund: Class I

American Century Variable             99     164    223      386        36    110     187     386       *      110     187     386
Portfolios, Inc. - American
Century VP International
Fund: Class III

American Century Variable             97     156    210      362        34    102     174     362       *      102     174     362
Portfolios, Inc. - American
Century VP Ultra Fund: Class I

American Century Variable             96     156    208      359        33    102     172     359       *      102     172     359
Portfolios, Inc. - American
Century VP Value Fund: Class I

Credit Suisse Trust - Global         101     169    230      399        38    115     194     399       *      115     194     399
Post-Venture Capital
Portfolio

Credit Suisse Trust -                100     166    225      390        37    112     189     390       *      112     189     390
International Focus Portfolio

Credit Suisse Trust - Large           97     156    210      362        34    102     174     362       *      102     174     362
Cap Value Portfolio

Dreyfus Investment Portfolios         99     164    222      386        36    110     186     386       *      110     186     386
- European Equity Portfolio:
Initial Shares

Dreyfus Investment Portfolios         92     144    189      323        29    90      153     323       *      90      153     323
- Small Cap Stock Index
Portfolio: Service Shares

The Dreyfus Socially                  94     150    198      341        31    96      162     341       *      96      162     341
Responsible Growth Fund,
Inc.: Initial Shares

Dreyfus Stock Index Fund,             89     133    172      288        26    79      136     288       *      79      136     288
Inc.: Initial Shares

Dreyfus Variable Investment           94     150    198      341        31    96      162     341       *      96      162     341
Fund - Appreciation
Portfolio: Initial Shares

                                  If you surrender your contract    If you do not surrender your     If you annuitize your contract
                                  at the end of the applicable       contract at the end of the       at the end of the applicable
                                           time period                applicable time period                   time period
                                  1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.    1 Yr.  3 Yrs  5 Yrs.  10 Yrs.    1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.
Federated Insurance Series -        93     147    194      333        30    93      158     333        *      93      158     333
Federated Quality Bond Fund
II: Primary Shares

Fidelity VIP Equity-Income          93     147    193      331        30    93      157     331        *      93      157     331
Portfolio:  Service Class

Fidelity VIP Growth                 94     150    198      341        31    96      162     341        *      96      162     341
Portfolio:  Service Class

Fidelity VIP High Income            95     151    200      344        32    97      164     344        *      97      164     344
Portfolio:  Service Class

Fidelity VIP Overseas               97     157    211      365        34    103     175     365        *      103     175     365
Portfolio:  Service Class

Fidelity VIP Overseas               97     157    211      365        34    103     175     365        *      103     175     365
Portfolio: Service Class R

Fidelity VIP II                     94     150    198      341        31    96      162     341        *      96      162     341
Contrafund(R) Portfolio:
Service Class

Fidelity VIP III Growth             94     150    199      342        31    96      163     342        *      96      163     342
Opportunities Portfolio:
Service Class

Fidelity VIP III Value              96     155    207      357        33    101     171     357        *      101     171     357
Strategies Portfolio: Service
Class

GVIT Comstock GVIT Value            97     159    213      369        34    105     177     369        *      105     177     369
Fund: Class I

GVIT Dreyfus GVIT Mid Cap           94     149    197      339        31    95      161     339        *      95      161     339
Index Fund: Class I

GVIT Federated GVIT High            97     157    211      365        34    103     175     365        *      103     175     365
Income Bond Fund: Class I

GVIT Gartmore GVIT Emerging        100     168    228      396        37    114     192     396        *      114     192     396
Markets Fund: Class I

GVIT Gartmore GVIT Emerging        100     168    228      396        37    114     192     396        *      114     192     396
Markets Fund: Class III

GVIT Gartmore GVIT Global           99     164    223      386        36    110     187     386        *      110     187     386
Financial Services Fund:
Class III

GVIT Gartmore GVIT Global          100     166    226      392        37    112     190     392        *      112     190     392
Health Sciences Fund: Class
III

GVIT Gartmore GVIT Global           99     164    222      385        36    110     186     385        *      110     186     385
Technology and Communications
Fund: Class I

GVIT Gartmore GVIT Global           99     164    222      385        36    110     186     385        *      110     186     385
Technology and Communications
Fund: Class III

GVIT Gartmore GVIT Global           97     159    214      370        34    105     178     370        *      105     178     370
Utilities Fund: Class III

GVIT Gartmore GVIT Government       94     149    197      338        31    95      161     338        *      95      161     338
Bond Fund: Class I

GVIT Gartmore GVIT Growth           95     152    201      346        32    98      165     346        *      98      165     346
Fund: Class I

GVIT Gartmore GVIT                 100     167    226      393        37    113     190     393        *      113     190     393
International Growth Fund:
Class I

GVIT Gartmore GVIT                 100     167    226      393        37    113     190     393        *      113     190     393
International Growth Fund:
Class III

                                  If you surrender your contract    If you do not surrender your     If you annuitize your contract
                                  at the end of the applicable       contract at the end of the       at the end of the applicable
                                           time period                 applicable time period                 time period
                                  1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.    1 Yr.  3 Yrs  5 Yrs.  10 Yrs.    1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.
GVIT Gartmore GVIT Investor         93     144    190      324        30    90      154     324        *      90      154     324
Destinations Conservative Fund

GVIT Gartmore GVIT Investor         93     144    190      324        30    90      154     324        *      90      154     324
Destinations Moderately
Conservative Fund

GVIT Gartmore GVIT Investor         92     143    188      321        29    89      152     321        *      89      152     321
Destinations Moderate Fund

GVIT Gartmore GVIT Investor         93     144    190      324        30    90      154     324        *      90      154     324
Destinations Moderately
Aggressive Fund

GVIT Gartmore GVIT Investor         93     144    190      324        30    90      154     324        *      90      154     324
Destinations Aggressive Fund

GVIT Gartmore GVIT Money            93     145    191      326        30    91      155     326        *      91      155     326
Market Fund: Class I

GVIT Gartmore GVIT Nationwide       99     164    222      386        36    110     186     386        *      110     186     386
Leaders Fund: Class III

GVIT Gartmore GVIT Total            95     152    201      346        32    98      165     346        *      98      165     346
Return Fund: Class I

GVIT Gartmore GVIT U.S.             98     160    216      373        35    106     180     373        *      106     180     373
Growth Leaders Fund: Class III

GVIT Gartmore GVIT Worldwide        99     164    222      386        36    110     186     386        *      110     186     386
Leaders Fund: Class I

GVIT GVIT Small Cap Growth         101     168    229      398        38    114     193     398        *      114     193     398
Fund: Class I

GVIT GVIT Small Cap Value           97     159    214      370        34    105     178     370        *      105     178     370
Fund: Class I

GVIT GVIT Small Company Fund:       99     162    219      380        36    108     180     380        *      108     183     380
Class I

GVIT J.P. Morgan GVIT               97     157    210      363        34    103     174     363        *      103     174     363
Balanced Fund: Class I

GVIT MAS GVIT Multi Sector          97     157    211      364        34    103     175     364        *      103     175     364
Bond Fund: Class I

GVIT Nationwide GVIT                97     156    210      362        34    102     174     362        *      102     174     362
Strategic Value Fund: Class I

GVIT Strong GVIT Mid Cap            98     162    218      378        35    108     182     378        *      108     182     378
Growth Fund: Class I

GVIT Turner GVIT Growth Focus      100     165    224      388        37    111     188     388        *      111     188     388
Fund: Class I

GVIT Turner GVIT Growth Focus      100     165    224      388        37    111     188     388        *      111     188     388
Fund: Class III

Janus Aspen Series - Capital        96     154    205      353        33    100     169     353        *      100     169     353
Appreciation Portfolio:
Service Shares

Janus Aspen Series - Global         96     155    207      357        33    101     171     357        *      101     171     357
Technology Portfolio: Service
Shares

Janus Aspen Series - Global         96     155    207      357        33    101     171     357        *      101     171     357
Technology Portfolio: Service
II Shares

Janus Aspen Series -                96     155    208      358        33    101     172     358        *      101     172     358
International Growth
Portfolio: Service Shares

Janus Aspen Series -                96     155    208      358        33    101     172     358        *      101     172     358
International Growth
Portfolio: Service II Shares

                                   If you surrender your contract    If you do not surrender your     If you annuitize your contract
                                    at the end of the applicable      contract at the end of the       at the end of the applicable
                                            time period                 applicable time period                time period
                                   1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.    1 Yr.  3 Yrs  5 Yrs.  10 Yrs.    1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.
Neuberger Berman AMT Guardian        96     156    209      361        33    102     173     361        *      102     173     361
Portfolio

Neuberger Berman AMT Mid-Cap         96     154    205      353        33    100     169     353        *      100     169     353
Growth Portfolio

Neuberger Berman AMT Partners        95     152    203      349        32    98      167     349        *      98      167     349
Portfolio

Oppenheimer Variable Account         93     147    193      331        30    93      157     331        *      93      157     331
Funds - Oppenheimer
Aggressive Growth Fund/VA:
Initial Class

Oppenheimer Variable Account         93     147    193      331        30    93      157     331        *      93      157     331
Funds - Oppenheimer Capital
Appreciation Fund/VA: Initial
Class

Oppenheimer Variable Account         93     147    194      333        30    93      158     333        *      93      158     333
Funds - Oppenheimer Global
Securities Fund/VA: Initial
Class

Oppenheimer Variable Account         94     148    196      336        31    94      160     336        *      94      160     336
Funds - Oppenheimer Main
Street Growth & Income
Fund/VA: Initial Class

Strong Opportunity Fund II,          98     160    215      372        35    106     179     372        *      106     179     372
Inc.

The Universal Institutional          98     162    218      378        35    108     182     378        *      108     182     378
Funds, Inc. - Emerging
Markets Debt Portfolio

The Universal Institutional          97     158    212      367        34    104     176     367        *      104     176     367
Funds, Inc. - Mid Cap Growth
Portfolio

The Universal Institutional          98     160    215      371        35    106     179     371        *      106     179     371
Funds, Inc. - U.S. Real
Estate Portfolio

Van Eck Worldwide Insurance         100     165    224      388        37    111     188     388        *      111     188     388
Trust - Worldwide Emerging
Markets Fund

Van Eck Worldwide Insurance          98     161    217      376        35    107     181     376        *      107     181     376
Trust - Worldwide Hard Assets
Fund

*Annuitization is not permitted during the first two contract years.

SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are flexible purchase payment contracts. The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "contract owner" will mean "participant."

The contracts can be categorized as follows:

         -        Charitable Remainder Trusts;

         - Individual Retirement Annuities ("IRAs"), with contributions rolled-over or transferred from certain tax-qualified plans;

         -        Investment-only;

         -        Non-Qualified;

         -        Roth IRAs; and

         - Tax Sheltered Annuities, with contributions rolled-over or transferred from other Tax Sheltered Annuities.

For more detailed information with regard to the differences in the contract types, please see "Types of Contracts" later in this prospectus.

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

                                                                      MINIMUM
        CONTRACT                       MINIMUM INITIAL              SUBSEQUENT
          TYPE                         PURCHASE PAYMENT              PAYMENTS
Charitable Remainder                        $10,000                   $1,000
Trust
IRA                                         $10,000                   $1,000
Investment-only                             $10,000                   $1,000
Non-Qualified                               $10,000                   $1,000
Roth IRA                                    $10,000                   $1,000
Tax Sheltered Annuity                       $10,000                   $1,000

Subsequent purchase payments are not permitted in Oregon, and may not be permitted in other states under certain circumstances.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

CHARGES AND EXPENSES

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.20% of the daily net assets of the variable account. Nationwide assesses this charge in return for bearing certain mortality and expense risks, as well as for administrative expenses.

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments surrendered.

An optional death benefit is available under the contract and must be elected at the time of application. For contracts issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications, Nationwide will deduct an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account if the Optional Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver is elected. For contracts issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve the contract option listed above, Nationwide will deduct an additional charge at an annualized rate of 0.05% of the daily net assets of the variable account if the Optional 5% Enhanced Death Benefit is elected (see "Death Benefit Payment").

Two Guaranteed Minimum Income Benefit options are available at the time of application. If the contract owner elects one of the Guaranteed Minimum Income Benefit options, Nationwide will deduct an additional charge at an annualized rate of 0.45% or 0.30% of the daily net assets of the variable account, depending on which option was chosen (see "Guaranteed Minimum Income Benefits").

A Beneficiary Protector Option is available for contracts with ANNUITANTS who are age 70 or younger at the time the option is elected. If the contract owner of an eligible contract elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account. Additionally, allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%. Any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account will be lowered by 0.40% due to the assessment of this charge (see "Beneficiary Protector Option").

Upon annuitization of the contract, any amounts assessed for any rider options elected will be waived and only those charges applicable to the base contract will be assessed.

ANNUITY PAYMENTS

Annuity payments begin on the annuitization date. Annuity payments will be based on the annuity payment option chosen prior to annuitization (see "Annuity Payment Options").

TAXATION

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by a state or other governmental entity (see "Federal Tax Considerations" and "Premium Taxes").

TEN DAY FREE LOOK

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amounts required by law (see "Right to Revoke").

FINANCIAL STATEMENTS

Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide's home office at the telephone number listed on page 3 of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value - Valuing an Accumulation Unit"). Please refer to Appendix B for information regarding the minimum and maximum class of accumulation unit values. All classes of accumulation unit values may be obtained FREE OF CHARGE by contacting Nationwide's home office at the telephone number listed on page 3 of this prospectus.

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

NATIONWIDE INVESTMENT SERVICES CORPORATION

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215. (For contracts issued in the State of Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide.

TYPES OF CONTRACTS

The contracts described in this prospectus are classified according to the tax treatment to which they are subject to under the Internal Revenue Code. The following is a general description of the various types of contracts. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on the type of contract.

CHARITABLE REMAINDER TRUSTS

Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Internal Revenue Code. For this contract, Charitable Remainder Trusts are treated differently than Non-Qualified Contracts in three respects:

         (1) Waiver of CDSC. In addition to the CDSC-free withdrawal privilege available to all contracts, Charitable Remainder Trusts may also withdraw the difference between:

                  (a)      the contract value on the day before the withdrawal;
                           and

                  (b) the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).

         (2) Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.

         (3) Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

While these terms are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial adviser prior to purchasing the contract.

INDIVIDUAL RETIREMENT ANNUITIES ("IRAS")

Individual Retirement Annuities are contracts that satisfy the following requirements:

-        the contract is not transferable by the owner;

-        the premiums are not fixed;

- the annual premium cannot exceed $3,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities and other IRAs can be received);

- certain minimum distribution requirements must be satisfied after the owner attains the age of 70-1/2;

-        the entire interest of the owner in the contract is nonforfeitable; and

- after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contributions from Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

INVESTMENT-ONLY CONTRACTS (QUALIFIED PLANS)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

NON-QUALIFIED CONTRACTS

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period of time.

Non-Qualified Contracts that are owned by natural persons allow for the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.

ROTH IRAS

Roth IRA contracts are contracts that satisfy the following requirements:

-        the contract is not transferable by the owner;

-        the premiums are not fixed;

- the annual premium cannot exceed $3,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

-        the entire interest of the owner in the contract is nonforfeitable; and

- after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA. For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

TAX SHELTERED ANNUITIES

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred. Certain minimum distribution requirements must be satisfied after the owner attains the age of 70-1/2, and after the death of the owner. Additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide Variable Account-9 is a variable account that contains the underlying mutual funds listed in Appendix A. The variable account was established on May 22, 1997, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions. There are two sub-accounts for each underlying mutual fund. One sub-account contains shares attributable to accumulation units under Non-Qualified Contracts. The other sub-account contains shares attributable to accumulation units under Investment-only Contracts, Individual Retirement Annuities, Roth IRAs, and Tax Sheltered Annuities.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes allowing Nationwide to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of the underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

         (1) shares of a current underlying mutual fund are no longer available for investment; or

         (2) further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

GUARANTEED TERM OPTIONS

Guaranteed Term Options are separate investment options under the contract. A Guaranteed Term Option prospectus should be read in conjunction with this prospectus. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000. Allocations to the Guaranteed Term Options are held in Nationwide's general account and thus are not subject to variable account charges.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years.
Note: The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10 year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option UNLESS a distribution is taken for any reason before the maturity date. If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount distributed depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. Please refer to the prospectus for the Guaranteed Term Options for further information.

For contract owners that elect the Beneficiary Protector Option, allocations made to the Guaranteed Term Options will be assessed a fee of 0.40%. Consequently, any guaranteed rate of return for assets in the Guaranteed Term Options will be lowered by 0.40% due to the assessment of this charge.

Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the annuitization date. In addition, Guaranteed Term Options are not available for use with asset rebalancing, dollar cost averaging, or systematic withdrawals.

Guaranteed Term Options may not be available in every state.

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts. The general account is used to support Nationwide's annuity and insurance obligations and may contain compensation for mortality and expense risks. The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account. However, information relating to the fixed account is subject to federal securities laws relating to the accuracy and completeness of prospectus disclosure.

Purchase payments will be allocated to the fixed account by election of the contract owner.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

- New Money Rate - The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

- Variable Account to Fixed Rate - Allocations transferred from any of the underlying investment options in the variable account to the fixed account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the variable account to the fixed account.

- Renewal Rate - The rate available for maturing fixed account allocations which are entering a new guarantee period. The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner's fixed account matures. At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the other underlying mutual fund options.

- Dollar Cost Averaging Rate - From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a dollar cost averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during the 12 month anniversary in which the fixed account allocation occurs.

Credited interest rates are annualized rates - the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than 3.0% per year.

Any interest in excess of 3.0% will be credited to fixed account allocations at Nationwide's sole discretion. The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum guarantee of 3.0% for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less surrenders and any applicable charges including CDSC.

Charges Assessed for Certain Contract Options

All guaranteed interest rates credited to the fixed account will be determined as described above. Based on the criteria listed above, it is possible for a contract with various optional benefits to receive the same guaranteed rate of interest as a contract with no optional benefits. However, for contract owners that elect the Beneficiary Protector Option, a charge for that option is assessed to assets in the Fixed Account. Consequently, even though the guaranteed interest rate credited does not change, the charge assessed for the optional benefit will result in investment returns lower than the interest rate credited, as specified below.

For contract owners that elect, or have elected, the Beneficiary Protector Option, payments or transfers made to the fixed account will be assessed a fee of 0.40%. Consequently, any guaranteed interest rate of return for assets in the fixed account will be lowered by 0.40% due to the assessment of this charge.

Although there is a fee assessed to the assets in the fixed account for contract options listed above, Nationwide guarantees that the guaranteed interest rate credited to any assets in the fixed account will never be less than 3.0% for any given year.

STANDARD CHARGES AND DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE

Nationwide deducts a Mortality and Expense Risk Charge from the variable account. This amount is computed on a daily basis and is equal to an annualized rate of 1.20% of the daily net assets of the variable account.

The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts. This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population. The Mortality Risk Charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the optional death benefit, for which there is a separate charge.

The Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

CONTINGENT DEFERRED SALES CHARGE

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts. However, if any part of the contract is surrendered, Nationwide will, with certain exceptions, deduct a CDSC, as described below. The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. Earnings are not subject to the CDSC, however, earnings may not be distributed prior to the distribution of all purchase payments. For tax purposes, a surrender is usually treated as a withdrawal of earnings first.

The CDSC applies as follows:

 NUMBER OF COMPLETED YEARS
   FROM DATE OF PURCHASE                 CDSC
          PAYMENT                     PERCENTAGE
             0                            7%
             1                            7%
             2                            6%
             3                            5%
             4                            4%
             5                            3%
             6                            2%
             7                            0%

The CDSC is used to cover sales expenses, including commissions (maximum of 6.75% of purchase payments), production of sales material and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general account, which may indirectly include portions of the variable account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes. Contract owners taking withdrawals before age 59-1/2 may be subject to a 10% penalty tax.

Waiver of Contingent Deferred Sales Charge

Each contract year, the contract owner may withdraw without a CDSC the greater of:

         (a)      10% of all purchase payments; or

         (b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

         (1) upon the annuitization of contracts which have been in force for at least two years;

         (2)      upon payment of a death benefit; or

         (3) from any values which have been held under a contract for at least 7 years.

No CDSC applies to transfers among sub-accounts or between or among the Guaranteed Term Options, the fixed account or the variable account.

A contract held by a Charitable Remainder Trust (as defined by Internal Revenue Code Section 664) may withdraw CDSC-free the greater of (a) or (b), where:

         (a) is the amount which would otherwise be available for withdrawal without a CDSC; and

         (b) is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the contract value at the close of the day prior to the date of the withdrawal.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

SHORT-TERM TRADING FEES

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading. Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund's assets. Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Underlying Mutual Fund Short-Term Trading Fees" earlier in this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading. The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner's sub-account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees. Transactions that are not subject to short-term trading fees include:

         - scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

         -        contract loans or surrenders, including CDSC-free withdrawals;
                  or

         -        transfers made upon annuitization of the contract.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading or redemption fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5.0%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

Nationwide currently deducts premium taxes from the contract either at:

         (1)      the time the contract is surrendered;

         (2)      annuitization; or

         (3) such earlier date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS

Upon annuitization of the contract, any amounts assessed for any optional benefits elected will be waived and only those charges applicable to the base contract will be assessed.

OPTIONAL DEATH BENEFITS

THE FOLLOWING DEATH BENEFIT IS AVAILABLE FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF JANUARY 2, 2001 OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE THE OPTIONAL GREATER OF ONE-YEAR OR 5% ENHANCED DEATH BENEFIT.

If the contract owner elects the Optional Greater of One-Year or 5% Enhanced Death Benefit, Nationwide will deduct an additional charge equal to an annualized rate of 0.15% of the daily net assets of the variable account.

Optional Greater of One-Year or 5% Enhanced Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

         (1)      the contract value;

         (2) the total of all purchase payments, less an adjustment for amounts surrendered;

         (3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

         (4)      the 5% interest anniversary value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The 5% interest anniversary value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date of the partial surrender.

THE FOLLOWING DEATH BENEFIT IS AVAILABLE FOR CONTRACTS ISSUED PRIOR TO JANUARY 2, 2001 OR ON A DATE PRIOR TO WHICH STATE INSURANCE AUTHORITIES APPROVE THE OPTIONAL GREATER OF ONE-YEAR OR 5% ENHANCED DEATH BENEFIT.

If the contract owner elects the Optional 5% Enhanced Death Benefit, Nationwide will deduct an additional charge equal to an annual rate of 0.05% of the daily net assets of the variable account.

Optional 5% Enhanced Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

(1)      the contract value; or

(2) the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

IN ADDITION, ALL DEATH BENEFIT OPTIONS HAVE A LONG TERM CARE FACILITY AND TERMINAL ILLNESS BENEFIT AVAILABLE AT NO ADDITIONAL CHARGE PROVIDED THE CONDITIONS DESCRIBED BELOW ARE SATISFIED.

No CDSC will be charged if:

         (1)      the third contract anniversary has passed; and

         (2) the contract owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or

         (3) the contract owner has been diagnosed by a physician to have a terminal illness; and

         (4) Nationwide receives and records such a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide's home office prior to waiver of the CDSC.

In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.

For those contracts that have a non-natural person as contract owner as an agent for a natural person, the annuitant may exercise the right of the contract owner for purposes described in this provision. If the non-natural contract owner does not own the contract as an agent for a natural person (e.g., the contract owner is a corporation or a trust for the benefit of an entity), the annuitant may not exercise the rights described in this provision.

GUARANTEED MINIMUM INCOME BENEFIT OPTIONS

The contract owner can purchase one of two Guaranteed Minimum Income Benefit options at the time of application. If elected, Nationwide will deduct an additional charge at an annualized rate of either 0.45% or 0.30% of the daily net assets of the variable account, depending on which option was chosen. Guaranteed Minimum Income Benefit options provide for a minimum guaranteed value that may replace the contract value as the amount to be annuitized under certain circumstances. A Guaranteed Minimum Income Benefit may afford protection against unfavorable investment performance.

SPOUSAL PROTECTION ANNUITY OPTION

An applicant for an Individual Retirement Annuity or a non-qualified contract may elect the spousal protection option at no additional cost. If the Spousal Protection Annuity Option is elected the contract must meet the following requirements:

(1) one or both of the spouses must be named as the contract owner. For contracts issued as Individual Retirement Annuities, only the person for whom the Individual Retirement Annuity is established may be named as the sole contract owner;

(2) both spouses must be named as co-annuitants and both must be age 85 or younger at the time the contract is issued;

(3) no other person may be named as contract owner, joint owner, contingent owner, annuitant, co-annuitant or primary beneficiary; and

(4) if both spouses are alive upon annuitization, the contract owner(s) must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend. For contracts issued as Individual Retirement Annuities, the person to receive annuity payments at the time of annuitization must be the contract owner.

Election of the Spousal Protection Annuity Option permits the following:

If one annuitant dies prior to annuitization of the contract, the surviving spouse may continue the contract as the sole contract owner. If the surviving spouse chooses to continue the contract, he or she may name a new beneficiary but may not name another co-annuitant.

If the death benefit is higher than the contract value at the time of the death of any annuitant, the contract value will be adjusted to equal the death benefit amount.

BENEFICIARY PROTECTOR OPTION

For an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account, the contract owner may purchase a Beneficiary Protector Option. The Beneficiary Protector Option provides that upon the death of the annuitant and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract. If the Beneficiary Protector Option is elected with a contract that also has spouses designated as annuitant and co-annuitant, the term annuitant shall mean the person designated as the annuitant on the application; the person designated as the co-annuitant does not have any rights under this benefit unless the co-annuitant is also the beneficiary.

Allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%. Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account will be lowered by 0.40% due to the assessment of this charge.

The Beneficiary Protector Option is credited to the contract upon the death of the annuitant. Upon the death of the annuitant, and after the Beneficiary Protector Option is credited to the contract, the beneficiary(ies) may:

         (a)      terminate the contract; or

         (b) continue the contract in accordance with the "Required Distributions" section.

Once the credit is applied to the contract, the 0.40% charge for the credit will no longer be assessed.

The Beneficiary Protector Option is only available for contracts with annuitants who are age 70 or younger at the time of election.

How Credits to the Contract are Calculated

If the Beneficiary Protector Option was elected at the time of application AND the annuitant dies prior to the first contract anniversary after the annuitant's 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings

Adjusted Earnings = (a) - (b) - (c); where:

   a = the contract value on the date the death benefit is calculated and prior to any death benefit calculation;

   b = purchase payments, proportionately adjusted for withdrawals; and

   c = any adjustment for a death benefit previously credited, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If the Beneficiary Protector Option was elected at any time after the contract issue date AND the ANNUITANT dies prior to the first contract anniversary after the annuitant's 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings from the Date the Option is Elected

Adjusted Earnings from the Date the Option is Elected = (a) - (b) - (c) - (d), where:

   a = contract value on the date the death benefit is calculated and prior to any death benefit calculation;

   b = the contract value on the date the option is elected, proportionately adjusted for withdrawals;

   c = purchase payments made after the option is elected, proportionately adjusted for withdrawals;

   d = any adjustment for a death benefit previously credited to the contract after the rider is elected, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If no benefits have been paid under this option by the first contract anniversary following the annuitant's 85th birthday, then:

         (a) Nationwide will credit an amount equal to 4% of the contract value on the contract anniversary to the contract;

         (b)      the benefit will terminate and will no longer be in effect;
                  and

         (c) the charge for the benefit will be eliminated, reducing charges by 0.40%.

How Amounts Are Credited

Any amounts credited to the contract pursuant to this option will be allocated among the sub-accounts of the variable account, the fixed account and the GTOs in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.

CONTRACT OWNERSHIP

The contract owner has all rights under the contract. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office. Once recorded, the change will be effective as of the date the request was signed. However, the change will not affect any payments made or actions taken by Nationwide before the change was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

         -        on a Nationwide form;

         -        signed by the contract owner; and

         - received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests. If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner, unless the contract owner is a Charitable Remainder Trust.

JOINT OWNERSHIP

Joint owners each own an undivided interest in the contract.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

         -        joint owners can only be named for Non-Qualified Contracts;

         - joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

         - the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

         - an election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner; and

         - Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

CONTINGENT OWNERSHIP

The contingent owner is entitled to certain benefits under the contract if a contract owner who is NOT the annuitant dies before the annuitization date and there is no surviving joint owner.

The contract owner may name or change a contingent owner at any time before the annuitization date. To change the contingent owner, a written request must be submitted to Nationwide. Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded. The change will not effect any action taken by Nationwide before the change was recorded.

ANNUITANT

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance (age 82 or younger if electing a Guaranteed Minimum Income Benefit), unless Nationwide approves a request for an annuitant of greater age. The annuitant may be changed before the annuitization date with Nationwide's consent.

BENEFICIARY AND CONTINGENT BENEFICIARY

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner and/or contingent annuitant. The contract owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant's lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded. The change will not effect any action taken by Nationwide before the change was recorded.

OPERATION OF THE CONTRACT

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

                                                                   MINIMUM
        CONTRACT                       MINIMUM INITIAL            SUBSEQUENT
          TYPE                        PURCHASE PAYMENT             PAYMENTS
Charitable Remainder                       $10,000                   $1,000
Trust
IRA                                        $10,000                   $1,000
Investment-only                            $10,000                   $1,000
Non-Qualified                              $10,000                   $1,000
Roth IRA                                   $10,000                   $1,000
Tax Sheltered Annuity                      $10,000                   $1,000

Subsequent purchase payments may not be permitted in states under certain circumstances.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase. The application and all necessary information must be complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is RECEIVED. The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

-        New Year's Day

-        Martin Luther King, Jr.

-        Presidents' Day

-        Good Friday

-        Memorial Day

-        Independence Day

-        Labor Day Day

-        Thanksgiving

-        Christmas

Nationwide also will not price purchase payments if:

         (1)      trading on the New York Stock Exchange is restricted;

         (2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

         (3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when New York Stock Exchange is open, contract value may be affected since the contract owner will not have access to their account.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to sub-accounts, the fixed account, and/or Guaranteed Term Options as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Contract owners can change allocations or make exchanges among the sub-accounts, fixed account or Guaranteed Term Options. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

DETERMINING THE CONTRACT VALUE

The contract value is the sum of:

         (1) the value of amounts allocated to the sub-accounts of the variable account;

         (2)      amounts allocated to the fixed account; and

         (3)      amounts allocated to a Guaranteed Term Option.

If part or all of the contract value is surrendered, or charges are assessed against the whole contract value, Nationwide will deduct a proportionate amount from each of the sub-accounts, and amounts from the fixed account and Guaranteed Term Options based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

         (a)      is the sum of:

                  (1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

                  (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period);

         (b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period;

         (c) is a factor representing the daily variable account charges, which may include charges for contract options chosen by the contract owner. The factor is equal to an annualized rate ranging from 1.20% to 2.20% of the daily net assets of the variable account, depending on which contract features the contract owner chose.

Based on the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Nationwide determines the value of the fixed account by:

         (1) adding all amounts allocated to the fixed account, minus any amounts previously transferred or withdrawn;

         (2)      adding any interest earned on the amounts allocated; and

         (3)      subtracting charges deducted in accordance with the contract.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

         (1) adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn (which may be subject to a market value adjustment);

         (2) adding any interest earned on the amounts allocated to any Guaranteed Term Option; and

         (3)      subtracting charges deducted in accordance with the contract.

TRANSFERS PRIOR TO ANNUITIZATION

Transfers from the Fixed Account to the Variable Account or a Guaranteed Term Option

Fixed account allocations may be transferred to the variable account or a Guaranteed Term Option only upon reaching the end of an interest rate guarantee period. Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account or a Guaranteed Term Option; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount. Under no circumstances will the maximum transferable amount be less than 10% of the fixed account allocation reaching the end of an interest rate guarantee period. Transfers of the fixed account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.

Contract owners who use dollar cost averaging may transfer from the fixed account to the variable account (but not to Guaranteed Term Options) under the terms of that program (see "Dollar Cost Averaging").

Transfers to the Fixed Account

Variable account allocations may be transferred to the fixed account at any time. Normally, Nationwide will not restrict transfers from the variable account to the fixed account; however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account. Except as noted below, under no circumstances will the transfer limit be less than 10% of the current value of the variable account, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit. However, where permitted by state law, Nationwide reserves the right to refuse transfers or purchase payments to the fixed account (whether from the variable account or a Guaranteed Term Option) when the fixed account value is equal to or greater then of the contract value at the time the purchase payment is made or the transfer is requested.

Transfers from a Guaranteed Term Option

Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Transfers Among the Sub-Accounts

Allocations may be transferred among the sub-accounts once per valuation period.

Transfers involving sub-accounts may be subject to restrictions or requirements imposed by the underlying mutual fund. Such restrictions or requirements may include the assessment of short-term trading fees in connection with transfers from a sub-account that occur within 60 days following the date of allocation to the sub-account. These short-term trading fees will equal 1% of the amount determined to be engaged in short-term trading and will be deducted from the contract owner's sub-account value. Short-term trading fees will only apply to those sub-accounts corresponding to the underlying mutual funds that explicitly require the assessment of such fees. Refer to the prospectus for the underlying mutual funds for more information.

Additionally, Nationwide reserves the right to refuse or limit transfer requests (or take any other action it deems necessary) in order to protect contract owners, annuitants and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices that are employed by some contract owners (or third parties acting on their behalf).

If Nationwide determines that a contract owner (or a third party acting on the contract owner's behalf) is engaging in harmful short-term trading, Nationwide reserves the right to take actions to protect investors, including exercising its right to terminate the ability of specified contract owners to submit transfer requests via telephone, facsimile, or over the internet. If Nationwide exercises this right, affected contract owners would be limited to submitting transfer requests via U.S. mail. Any action taken by Nationwide pursuant to this provision will be preceded by a 30 day written notice to the affected contract owner.

TRANSFERS AFTER ANNUITIZATION

After annuitization, transfers may only be made on the anniversary of the annuitization date.

TRANSFER REQUESTS

Nationwide will accept transfer requests in writing, over the telephone, or via the internet. Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may withdraw the telephone and/or internet exchange privilege upon 30 days written notice to contract owners.

Amounts transferred to the variable account will receive the accumulation unit value next determined after the transfer request is received.

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same.

Within 45 days of the end of an interest rate guarantee period, transfers may be made from the fixed account to the variable account or to the Guaranteed Term Options. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period. This amount will not be less than 10% of the amount in the fixed account that is maturing.

For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account or a Guaranteed Term Option, this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

The interest rate guarantee period does not in any way refer to interest rate crediting practices connected with Guaranteed Term Options.

During an interest rate guarantee period, transfers cannot be made from the fixed account and amounts transferred to the fixed account must remain on deposit.

RIGHT TO REVOKE

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law. All Individual Retirement Annuity and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

SURRENDER (REDEMPTION)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant's death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

Nationwide may be required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

PARTIAL SURRENDERS (PARTIAL REDEMPTIONS)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and Guaranteed Term Options. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply.  The contract owner may take the CDSC from either:

         (a)      the amount requested; or

         (b) the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the amount requested.

FULL SURRENDERS (FULL REDEMPTIONS)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect:

         -        variable account charges;

         -        underlying mutual fund charges;

         -        the investment performance of the underlying mutual funds;

         -        amounts allocated to the fixed account and interest credited;
                  and

         - any amounts allocated to the Guaranteed Term Options plus or minus any market value adjustment.

A CDSC may apply.

SURRENDERS UNDER A TAX SHELTERED ANNUITY

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant's death, except as provided below:

(A) Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

         (1) when the contract owner reaches age 59-1/2, separates from service, dies or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

         (2) in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may NOT include any income earned on salary reduction contributions.

(B)      The surrender limitations described in Section A also apply to:

         (1) salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

         (2) earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

         (3) all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

(C) Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties and/or retroactive disqualification of a Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

SURRENDERS UNDER A TEXAS OPTIONAL RETIREMENT PROGRAM OR A LOUISIANA OPTIONAL RETIREMENT PLAN

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

         -        the participant dies;

         -        the participant retires;

         -        the participant terminates employment due to total disability;
                  or

         - the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met. However, contract value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

LOAN PRIVILEGE

The loan privilege is ONLY available to owners of Tax Sheltered Annuities. Contract owners of Tax Sheltered Annuities can take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.

MINIMUM  & MAXIMUM LOAN AMOUNTS

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:

                   CONTRACT VALUES      MAXIMUM OUTSTANDING LOAN BALANCE ALLOWED
NON-ERISA PLANS    up to $20,000        up to 80% of contract value (not more
                                        than $10,000)

                   $20,000 and over     up to 50% of contract value (not more
                                        than $50,000*)

ERISA PLANS        All                  up to 50% of contract value (not more
                                        than $50,000*)

* The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

MAXIMUM LOAN PROCESSING FEE

Nationwide charges a $25 loan processing fee at the time each new loan is processed. This fee compensates Nationwide for expenses related to administering and processing loans.

The fee is taken from the sub-accounts, fixed account, and Guaranteed Term Options in proportion to the contract value at the time the loan is processed.

HOW LOAN REQUESTS ARE PROCESSED

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached. If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account. Any remaining required collateral will be transferred from the Guaranteed Term Options. Transfers from the

Guaranteed Term Options may be subject to a market value adjustment. No CDSC will be deducted on transfers related to loan processing.

LOAN INTEREST

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The credited interest rate is guaranteed never to fall below 3.0%.

Specific loan terms are disclosed at the time of loan application or issuance.

LOAN REPAYMENT

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the GVIT Gartmore GVIT Money Market Fund: Class I unless the contract owner directs otherwise.

DISTRIBUTIONS & ANNUITY PAYMENTS

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

         -        the contract is surrendered;

         -        the contract owner/annuitant dies;

         - the contract owner who is not the annuitant dies prior to annuitization; or

         -        annuity payments begin.

TRANSFERRING THE CONTRACT

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

GRACE PERIOD & LOAN DEFAULT

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

ASSIGNMENT

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective as of the date the written request was signed.

Investment-only Contracts, Individual Retirement Annuities, Roth IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

CONTRACT OWNER SERVICES

ASSET REBALANCING

Asset rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset rebalancing is not available for assets held in the fixed account or the Guaranteed Term Options. Requests for asset rebalancing must be on a Nationwide form.

Asset rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, asset rebalancing will occur on the next business day.

Asset rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract owners should consult a financial adviser to discuss the use of asset rebalancing.

Nationwide reserves the right to stop establishing new asset rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING

Dollar cost averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account and the Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares, Fidelity VIP High Income Portfolio, GVIT Federated GVIT High Income Bond Fund: Class I, GVIT Gartmore GVIT Government Bond Fund:
Class I, and GVIT Gartmore GVIT Money Market Fund: Class I to any other underlying mutual fund. Dollar cost averaging transfers may not be directed to Guaranteed Term Options.

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new dollar cost averaging programs. Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging from the Fixed Account

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested. A dollar cost averaging program which transfers amounts from the fixed account to the variable account is not the same as an enhanced rate dollar cost averaging program. Contract owners that wish to utilize dollar cost averaging from the fixed account should first inquire whether any enhanced rate dollar cost averaging programs are available.

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Enhanced Rate Dollar Cost Averaging

Nationwide may, from time to time, offer enhanced rate dollar cost averaging programs. Contract owners may participate in this program if their contract value is $10,000 or more. Dollar cost averaging transfers for this program may only be made from the fixed account. Such enhanced rate dollar cost averaging programs allow the contract owner to earn a higher rate of interest on assets in the fixed account than would normally be credited when not participating in the program. Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect. Nationwide will process transfers until either amounts in the enhanced rate fixed account are exhausted, or the contract owner instructs Nationwide in writing to stop the transfers. For this program only, when a written request to discontinue transfers is received, Nationwide will automatically transfer the remaining amount in the enhanced rate fixed account to the GVIT Gartmore GVIT Money Market Fund: Class I.

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

SYSTEMATIC WITHDRAWALS

Systematic withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise. Systematic withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59-1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

If the contract owner takes systematic withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

         (1) 10% of all purchase payments made to the contract as of the withdrawal date;

         (2) an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

         (3) a percentage of the contract value based on the contract owner's age, as shown in the table that follows:

        CONTRACT OWNER'S                                    PERCENTAGE OF
              AGE                                           CONTRACT VALUE
        Under age 59-1/2                                          5%
   Age 59-1/2 through age 61                                      7%
     Age 62 through age 64                                        8%
     Age 65 through age 74                                       10%
        Age 75 and over                                          13%

Contract value and contract owner's age are determined as of the date the request for the withdrawal program is recorded by Nationwide's home office. For joint owners, the older joint owner's age will be used.

If total amounts withdrawn in any contract year exceed the CDSC-free amount described above, those amounts will only be eligible for the 10% of purchase payment CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section. The total amount of CDSC for that contract year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for systematic withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new systematic withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic withdrawals are not available before the end of the ten day free look period (see "Right to Revoke").

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.

ANNUITIZING THE CONTRACT

ANNUITIZATION DATE

The annuitization date is the date that annuity payments begin. The annuitization date will be the first day of a calendar month unless otherwise agreed. The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

-        the age (or date) specified in your contract; or

-        the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above (see "Minimum Distributions").

ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

         (1)      an annuity payment option; and

         (2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

FIXED PAYMENT ANNUITY

A fixed payment annuity is an annuity where the amount of the annuity payments remains level.

The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

         (1) deducting applicable premium taxes from the total contract value; then

         (2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise.

Nationwide does not credit discretionary interest during annuitization.

VARIABLE PAYMENT ANNUITY

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

A VARIABLE PAYMENT ANNUITY MAY NOT BE ELECTED WHEN EXERCISING A GUARANTEED MINIMUM INCOME BENEFIT OPTION.

The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

         (1) deducting applicable premium taxes from the total contract value; then

         (2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

         (1) multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the Contract Value"); and then

         (2) multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing. Exchanges may only be made on each anniversary of the annuitization date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments are made based on the annuity payment option selected, unless:

         - the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

         - an annuity payment would be less than $50, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $50. Payments will be made at least annually.

GUARANTEED MINIMUM INCOME BENEFIT OPTIONS ("GMIB")

What is a GMIB?

A GMIB is a benefit which ensures the availability of a minimum amount when the contract owner wishes to annuitize the contract. This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments. The GMIB may provide protection in the event of lower contract values that may result from the investment performance of the contract.

How is the Guaranteed Annuitization Value Determined?

There are two options available at the time of application. The Guaranteed Annuitization Value is determined differently based on which option the contract owner elects.

Calculation Under GMIB Option 1

The Guaranteed Annuitization Value is equal to (a) - (b), but will never be greater than 200% of all purchase payments, where:

         (a) is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the contract anniversary occurring immediately prior to the annuitant's 86th birthday;

         (b) is the reduction to (a) due to surrenders made from the contract. All such reductions will be proportionately the same as reductions to the contract value caused by surrenders. For example, a surrender which reduces the contract value by 25% will also reduce the Guaranteed Annuitization Value by 25%.

Special Restrictions for GMIB Option 1

After the first contract year, if the value of the contract owner's fixed account allocation becomes greater than 30% of the contract value in any contract year due to:

         (1)      the application of additional purchase payments;

         (2)      surrenders; or

         (3)      transfers from the variable account,

then 0% interest will accrue in that contract year for purposes of calculating the Guaranteed Annuitization Value.

If the contract owner's fixed account allocation becomes greater than 30% of the contract value solely as a result of fluctuations in the value of the variable account, then interest will continue to accrue for the purposes of the Guaranteed Annuitization Value at 5% annually, subject to the other terms and conditions outlined herein.

Calculation Under GMIB Option 2

The Guaranteed Annuitization Value will be equal to the highest contract value on any contract anniversary occurring prior to the annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary. If the contract owner elects to annuitize the contract using this GMIB option prior to the first contract anniversary, the Guaranteed Annuitization Value will be equal to the amount of purchase payments paid, less an adjustment for amounts surrendered.

GMIB Illustrations for GMIB Option 1

The following charts illustrate the amount of income that will be provided to an annuitant if the contract owner annuitizes the contract at the 7th, 10th or 15th contract anniversary date, using a GMIB Option 1.

The illustrations assume the following:

         - An initial purchase payment of $100,000 is made to the contract and allocated to the variable account;

         - There are no surrenders from the contract or transfers to the fixed account (raising the fixed account value to greater than 30% of the contract value);

         -        The contract is issued to a MALE at age 55, 65 or 70;

         - A Life Annuity with 120 Months Guaranteed Fixed Payment Annuity Option is elected.

                             7 Years in Accumulation
                      $140,710.04 for GMIB at Annuitization

 Male Age at       Male Age at       GMIB Purchase       Monthly
    Issue         Annuitization          Rate*             GMIB
     55                62                $4.72           $664.15
     65                72                $5.96           $838.63
     70                77                $6.79           $955.42

                            10 Years in Accumulation
                      $162,889.46 for GMIB at Annuitization

 Male Age at       Male Age at       GMIB Purchase       Monthly
    Issue         Annuitization          Rate*             GMIB
     55                65                $5.03          $  819.33
     65                75                $6.44          $1,049.01
     70                80                $7.32          $1,192.35

                            15 Years in Accumulation
                      $200,000.00 for GMIB at Annuitization

 Male Age at       Male Age at       GMIB Purchase       Monthly
    Issue         Annuitization          Rate*             GMIB
     55                70                $5.66          $1,132.00
     65                80                $7.32          $1,464.00
     70                85                $8.18          $1,636.00

*Guaranteed monthly benefit per $1,000 applied.

The illustrations should be used as a tool to assist an investor in determining whether purchasing and exercising a GMIB option is right for them. The guaranteed purchase rates assumed in the illustrations may not apply in some states, or for contracts issued under an employer sponsored plan. Different guaranteed purchase rates will also apply for females, for males who annuitize at ages other than the ages shown above, or for annuitizations under other annuity payment options. Where different guaranteed purchase rates apply, GMIB amounts shown above will be different. In all cases, the guaranteed purchase rates used to calculate the GMIB will be the same as the purchase rates guaranteed in the contract for fixed annuitizations without the GMIB.

The purchase rates available in connection with annuitization options under a GMIB are minimum guaranteed purchase rates. Alternative purchase rates, which may be more favorable, may apply to annuitizations which occur without a GMIB option.

When May the Guaranteed Annuitization Value be Used?

The contract owner may use the Guaranteed Annuitization Value by annuitizing the contract during the thirty day period following any contract anniversary:

         (1)      after the contract has been in effect for seven years; AND

         (2)      the annuitant has attained age 60.

What Annuity Payment Options May Be Used With the Guaranteed Annuitization
Value?

The contract owner may elect any life contingent FIXED ANNUITY PAYMENT OPTION calculated using the guaranteed annuity purchase rates set forth in the contract. Such Fixed Annuity Payment Options include:

         -        Life Annuity;

         -        Joint and Last Survivor Annuity; and

         -        Life Annuity with 120 or 240 Monthly Payments Guaranteed.

Other GMIB Terms and Conditions

                            **PLEASE READ CAREFULLY**

         -        The GMIB must be elected at the time of application.

         - The annuitant must be age 82 or younger at the time the contract is issued.

The GMIB is irrevocable and will remain for as long as the contract remains in force.

       IMPORTANT CONSIDERATIONS TO KEEP IN MIND REGARDING THE GMIB OPTIONS

While a GMIB does provide a Guaranteed Annuitization Value, A GMIB MAY NOT BE APPROPRIATE FOR ALL INVESTORS and should be understood completely and analyzed thoroughly before being elected.

         - A GMIB DOES NOT in any way guarantee THE performance of any underlying mutual fund, or any other investment option available under the contract.

         - Once elected, the GMIB is irrevocable, meaning that even if the investment performance of underlying mutual funds or other available investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will still be assessed.

         - The GMIB in no way restricts or limits the rights of contract owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using contract values that may be higher than the Guaranteed Annuitization Value.

         - Please take advantage of the guidance of a qualified financial adviser in evaluating the GMIB options, and all other aspects of the contract.

         -        GMIB may not be approved in all state jurisdictions.

ANNUITY PAYMENT OPTIONS

Contract owners must elect an annuity payment option before the annuitization date. The annuity payment options are:

(1) LIFE ANNUITY - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

(2) JOINT AND SURVIVOR ANNUITY - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

(3) LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected. Individual Retirement Annuities and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

DEATH BENEFITS

DEATH OF CONTRACT OWNER - NON-QUALIFIED CONTRACTS

If the contract owner who is not the annuitant dies before the annuitization date, the joint owner becomes the contract owner. If no joint owner is named, the contingent owner becomes the contract owner. If no contingent owner is named, the last surviving contract owner's estate becomes the contract owner.

If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision.

DEATH OF ANNUITANT - NON-QUALIFIED CONTRACTS

If the annuitant who is not a contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named. If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.

The beneficiary may elect to receive the death benefit:

         (1)      in a lump sum;

         (2)      as an annuity; or

         (3) in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death.

If no beneficiaries survive the annuitant, the contingent beneficiary(ies) receives the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH OF CONTRACT OWNER/ANNUITANT

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of Annuitant - Non-Qualified Contracts" provision.

A joint owner will receive a death benefit if a contract owner/annuitant dies before the annuitization date.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH BENEFIT PAYMENT

Contract owners may select one of two death benefits available under the contract at the time of application (not all death benefit options may be available in all states). If no selection is made at the time of application, the death benefit will be the One-Year Step Up Death Benefit.

The death benefit value is determined as of the date Nationwide receives:

         (1)      proper proof of the annuitant's death;

         (2)      an election specifying the distribution method; and


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
         (3)      any state required form(s).

If a contract owner who is also the annuitant dies, and the beneficiary is the contract owner/ annuitant's spouse who is:

         (a)      eligible to continue the contract; and

         (b)      entitled to a death benefit,

then the spousal-beneficiary shall have the option of continuing the contract with the contract value adjusted to include the difference between the death benefit (if greater than the contract value) and the contract value at the time of the contract owner/annuitant's death.

One-Year Step Up Death Benefit (Standard Contractual Death Benefit for all contracts)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

         (1)      the contract value;

         (2) the total of all purchase payments, less an adjustment for amounts surrendered; or

         (3) the highest contract value on any contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Optional Greater of One-Year or 5% Enhanced Death Benefit (Available for contracts issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

         (1)      the contract value;

         (2) the total of all purchase payments , less an adjustment for amounts surrendered;

         (3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

         (4)      the 5% interest anniversary value.

The adjustment for amounts surrendered will reduced items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The 5% Interest Anniversary Value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% Interest Anniversary Value in the same proportion that the contract value was reduced on the date(s) of partial surrender(s).

Optional 5% Enhanced Death Benefit (Available for contracts issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve the Greater of One-Year or 5% Enhanced Death Benefit)

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

         (1)      the contract value; or

         (2) the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

REQUIRED DISTRIBUTIONS

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Please consult a qualified tax or financial adviser for more specific required distribution information.

REQUIRED DISTRIBUTIONS - GENERAL INFORMATION

In general, a beneficiary is an entity or person that the contract owner designates to receive death proceeds


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
upon the contract owner's death. The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined pursuant to Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Proposed Treasury Regulation 1.401(a)(9)-5, Q&A 7.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until December 31 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:

         (1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

         (2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

                  (a) any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

                  (b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

         (a) the death of the annuitant will be treated as the death of a contract owner;

         (b) any change of annuitant will be treated as the death of a contract owner; and

         (c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

The designated beneficiary must elect a method of distribution and notify Nationwide of this election within 60 days of the contract owner's death.

REQUIRED DISTRIBUTIONS FOR TAX SHELTERED ANNUITIES, INDIVIDUAL RETIREMENT ANNUITIES AND ROTH IRAS

Distributions from a Tax Sheltered Annuity or Individual Retirement Annuity must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70-1/2. Distributions may be paid in a lump sum or in substantially equal payments over:

         (a) the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or

         (b) a period not longer than the period determined under the table in Proposed Treasury Regulation 1.401(a)(9)-5, Q&A4, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the


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
                  longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Proposed Treasury Regulation 1.401(a)(9)-5, Q&A7.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For Individual Retirement Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Individual Retirement Annuity of the contract owner.

If the contract owner's entire interest in a Tax Sheltered Annuity or Individual Retirement Annuity will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70-1/2. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity or Individual Retirement Annuity) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

         (a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

         (b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

         (c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity or Individual Retirement Annuity must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

         (a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

         (b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

         (c) if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For Individual Retirement Annuities, a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all Individual Retirement Annuities.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").

FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The tax consequences of purchasing a contract described in this prospectus will depend on:

-        the type of contract purchased;

-        the purposes for which the contract is purchased; and

- the personal circumstances of individual investors having interests in the contracts.

See "Synopsis of the Contracts" for a brief description of the various types of contracts and the different purposes for which the contracts may be purchased.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

The Internal Revenue Code sets forth different income tax rules for the following types of annuity contracts:

-        Individual Retirement Annuities;

-        Roth IRAs;

-        Tax Sheltered Annuities; and

-        Non-Qualified Contracts.

Individual Retirement Annuities

Distributions from Individual Retirement Annuities are generally taxed when received. If any of the amount contributed to the Individual Retirement Annuities was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an Individual Retirement Annuities are made prior to the date that the owner attains the age of 59-1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10% is generally applicable. The 10% penalty tax can be avoided if the distribution is:

-        made to a beneficiary on or after the death of the owner;

- attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

-        used for qualified higher education expenses; or

- used for expenses attributable to the purchase of a home for a qualified first-time buyer.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

-        it is made on or after the date on which the contract owner attains age
         59-1/2;

- it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

-        it is attributable to the contract owner's disability; or

- it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five year rule generally is satisfied if the distribution is not made within the five taxable year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income in the year that is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59-1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

-        made to a beneficiary on or after the death of the owner;

- attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

-        for qualified higher education expenses; or

- used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula established pursuant to the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59-1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

-        made to a beneficiary on or after the death of the owner;

- attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

-        for qualified higher education expenses;

- used for expenses attributable to the purchase of a home for a qualified first-time buyer; or

- made to the owner after separation from service with his or her employer after age 55.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, any portion of the contract that is assigned or pledged; or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable is based on the ratio between the contract owner's investment in the contract and the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59-1/2. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:

-        the result of a contract owner's death;

- the result of a contract owner's disability, (as defined in the Internal Revenue Code);

- one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

-        is allocable to an investment in the contract before August 14, 1982.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts. A contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

- acquired by the estate of a decedent by reason of the death of the decedent;

- issued in connection with certain qualified retirement plans and individual retirement plans;

- purchased by an employer upon the termination of certain qualified retirement plans; or

- immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

- the distribution is made directly to another Tax Sheltered Annuity or IRA; or

- the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding. Such circumstances include:

- if the payee does not provide Nationwide with a taxpayer identification number; or

- if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

         (1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

         (2) provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

         (1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

         (2) the distribution is includable in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 31%, if a correct taxpayer identification number is not provided.

FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

         -        a transfer of the contract from one contract owner to another;
                  or

         -        a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

         (a) an individual who is two or more generations younger than the contract owner; or

         (b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

- who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

- who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

CHARGE FOR TAX

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

         -        the failure to diversify was accidental;

         -        the failure is corrected; and

         -        a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Internal Revenue Code, including the following:

         -        generally lowering federal income tax rates;

         - increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

         - increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

         - eliminating and/or reducing the highest federal estate tax rates;

         -        increasing the estate tax credit; and

         -        for persons dying after 2009, repealing the estate tax.

All of the changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation. If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form. This creates uncertainty as to future tax requirements and implications. Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

         -        statements showing the contract's quarterly activity;

         - confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., dollar cost averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;

         - semi-annual reports as of June 30 containing financial statements for the variable account; and

         - annual reports as of December 31 containing financial statements for the variable account.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by Nationwide and the other named defendants. On January 25, 2002, the plaintiffs filed a motion for leave to amend their complaint to add three new named plaintiffs. On February 9, 2002, the plaintiffs filed a motion for class certification. The class has not been certified. Nationwide intends to defend this lawsuit vigorously.

On August 15, 2001, Nationwide was named in a lawsuit filed in Connecticut federal court titled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On September 5, 2001, the plaintiffs amended their complaint to include class action allegations. The plaintiffs seek to represent a class of plan trustees who purchased variable annuities to fund qualified ERISA retirement plans. The amended complaint alleges that the retirement plans purchased variable annuity contracts from Nationwide which invested in mutual funds that were offered by separate mutual fund companies; that Nationwide was a fiduciary under ERISA and that Nationwide breached its fiduciary duty when it accepted certain fees from the mutual fund companies that purportedly were never disclosed by Nationwide; and that Nationwide violated ERISA by replacing many of the mutual funds originally included in the plaintiffs' annuities with "inferior" funds because the new funds purportedly paid more in revenue sharing. The amended complaint seeks disgourgement of fees by Nationwide and other unspecified compensatory damages. On November 15, 2001, Nationwide filed a motion to dismiss the amended complaint, which has not been decided. On December 3, 2001, the plaintiffs filed a motion for class certification. On January 15, 2002, the plaintiffs filed a response to Nationwide's motion to dismiss the amended complaint. On February 22, 2002, Nationwide filed a reply in support of its motion to dismiss. The class has not been certified. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any such litigation will not have a material adverse effect on Nationwide in the future.

The general distributor, NISC, is not engaged in any litigation of any material nature.

ADVERTISING

A "yield" and "effective yield" may be advertised for the GVIT Gartmore GVIT Money Market Fund: Class I. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the GVIT Gartmore GVIT Money Market Fund: Class I's units. Yield is an annualized figure, which means that it is assumed that the GVIT Gartmore GVIT Money Market Fund: Class I generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.

Nationwide may advertise the performance of a sub-account in relation to the performance of other variable annuity sub-accounts, underlying mutual fund options with similar or different objectives, or the investment industry as a whole. Other investments to which the sub-accounts may be compared include, but are not limited to:

         -        precious metals;

         -        real estate;

         -        stocks and bonds;

         -        closed-end funds;

         -        bank money market deposit accounts and passbook savings;

         -        CDs; and

         -        the Consumer Price Index.

Market Indexes

The sub-accounts will be compared to certain market indexes, such as:

         -        S&P 500;

         -        Shearson/Lehman Intermediate Government/Corporate Bond Index;

         -        Shearson/Lehman Long-Term Government/Corporate Bond Index;

         -        Donoghue Money Fund Average;

         -        U.S. Treasury Note Index;

         -        Bank Rate Monitor National Index of 2-1/2 Year CD Rates; and

         -        Dow Jones Industrial Average.

Tracking & Rating Services; Publications

Nationwide's rankings and ratings are sometimes published by other services, such as:

         -        Lipper Analytical Services, Inc.;

         -        CDA/Wiesenberger;

         -        Morningstar;

         -        Donoghue's;

         -        magazines such as:

                  -        Money;

                  -        Forbes;

                  -        Kiplinger's Personal Finance Magazine;

                  -        Financial World;

                  -        Consumer Reports;

                  -        Business Week;

                  -        Time;

                  -        Newsweek;

                  -        National Underwriter; and

                  -        U.S. News and World Report;

         -        LIMRA;

         -        Value;

         -        Best's Agent Guide;

         -        Western Annuity Guide;

         -        Comparative Annuity Reports;

         -        Wall Street Journal;

         -        Barron's;

         -        Investor's Daily;

         -        Standard & Poor's Outlook; and

         -        Variable Annuity Research & Data Service (The VARDS Report).

These rating services and publications rank the underlying mutual funds' performance against other funds. These rankings may or may not include the effects of sales charges or other fees.

Financial Rating Services

Nationwide is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. Nationwide may advertise these ratings. These ratings reflect Nationwide's financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the variable account.

Some Nationwide advertisements and endorsements may include lists of organizations, individuals or other parties that recommend Nationwide or the contract. Furthermore, Nationwide may occasionally advertise comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts. Nationwide may advertise the sub-account's standardized average annual total return ("standardized return") calculated in a manner prescribed by the SEC, and non-standardized total return ("non-standardized return").

Standardized return shows the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been available in the variable account if it has not been available for one of the prescribed periods). This calculation reflects the 7 year CDSC schedule and the variable account charges that would be assessed to a contract if the maximum number of optional benefits are chosen (2.55%). Standardized return does not reflect the deduction of state premium taxes, which may be imposed by certain states.

Non-standardized return is calculated similarly to standardized return except non-standardized return assumes an initial investment of $25,000, variable account charges of 1.20% and no CDSC. An assumed initial investment of $25,000 is used because that amount more accurately reflects the average contract size.

Both methods of calculation reflect total return for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been in existence). For those underlying mutual funds which have not been available for one of the prescribed periods, the non-standardized total return illustrations will show the investment performance the underlying mutual funds would have achieved had they been available in the variable account for one of the periods. If the underlying mutual fund has been available in the variable account for less than one year (or if the underlying mutual fund has been effective for less than one year) standardized and non-standardized performance is not annualized.

The standardized average annual total return and non-standardized total return quotations are calculated using underlying mutual fund expense data for the period ended December 31, 2001. However, Nationwide generally provides performance information more frequently. Information relating to performance of the sub-accounts is based on historical earnings and does not represent or guarantee future results.

                         SUB-ACCOUNT PERFORMANCE SUMMARY

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

                                                                                          10 Years
                                                                                        or Date Fund
                                                                                        Available in     Date Fund
                                                                                        the Variable   Available in
                                                             1 Year         5 Years        Account     the Variable
                   Sub-Account Option                     to 12/31/2001  to 12/31/2001  to 12/31/2001     Account
American Century Variable Portfolios, Inc. - American        -15.96%          N/A             2.98%        11/03/97
Century VP Income & Growth Fund: Class I

American Century Variable Portfolios, Inc. - American        -34.89%          N/A             0.50%        11/03/97
Century VP International Fund: Class I

American Century Variable Portfolios, Inc. - American          4.03%          N/A             5.84%        11/03/97
Century VP Value Fund: Class I

Credit Suisse Trust - Global Post-Venture Capital            -34.40%          N/A            -3.19%        11/03/97
Portfolio

Credit Suisse Trust - International Focus Portfolio          -28.62%          N/A            -5.93%        11/03/97

Credit Suisse Trust - Large Cap Value Portfolio               -7.50%          N/A             4.58%        11/03/97

Dreyfus Investment Portfolios - European Equity              -33.94%          N/A            -8.40%        09/27/99
Portfolio: Initial Shares

The Dreyfus Socially Responsible Growth Fund, Inc.:          -28.89%          N/A             0.96%        11/03/97
Initial Shares

Dreyfus Stock Index Fund, Inc.: Initial Shares               -19.44%          N/A             2.93%        11/03/97

Dreyfus Variable Investment Fund - Appreciation              -16.82%          N/A             4.23%        11/03/97
Portfolio: Initial Shares

Federated Insurance Series - Federated Quality Bond           -0.67%          N/A             2.05%        05/03/99
Fund II: Primary Shares

Fidelity VIP Equity-Income Portfolio:  Service Class         -12.99%          N/A             2.63%        11/03/97

Fidelity VIP Growth Portfolio:  Service Class                -24.48%          N/A             5.44%        11/03/97

Fidelity VIP High Income Portfolio:  Service Class           -19.18%          N/A           -10.55%        11/03/97

Fidelity VIP Overseas Portfolio:  Service Class              -27.71%          N/A            -2.75%        11/03/97

Fidelity VIP II Contrafund(R) Portfolio:  Service            -19.60%          N/A             3.69%        11/03/97
Class

Fidelity VIP III Growth Opportunities Portfolio:             -21.49%          N/A            -4.05%        11/03/97
Service Class

GVIT Comstock GVIT Value Fund: Class I                       -19.41%          N/A            -1.03%        11/03/97

GVIT Dreyfus GVIT Mid Cap Index Fund: Class I                 -9.55%          N/A             7.44%        11/03/97

GVIT Federated GVIT High Income Bond Fund: Class I            -4.39%          N/A            -1.52%        11/03/97

GVIT Gartmore GVIT Emerging Markets Fund: Class I            -13.07%          N/A           -20.26%        10/02/00

GVIT Gartmore GVIT Global Technology and Communications      -47.22%          N/A           -60.06%        10/02/00
Fund: Class I

GVIT Gartmore GVIT Government Bond Fund: Class I              -1.42%          N/A             3.48%        11/03/97

GVIT Gartmore GVIT Growth Fund: Class I                      -33.95%          N/A            -9.66%        11/03/97

GVIT Gartmore GVIT International Growth Fund: Class I        -34.42%          N/A           -33.29%        10/02/00

GVIT Gartmore GVIT Money Market Fund: Class I                 -4.99%          N/A             1.86%        10/31/97

GVIT Gartmore GVIT Total Return Fund: Class I                -19.11%          N/A            -0.41%        11/03/97

GVIT Gartmore GVIT Worldwide Leaders Fund: Class I           -25.47%          N/A            -1.80%        11/03/97

GVIT GVIT Small Cap Growth Fund: Class I                     -18.22%          N/A            13.16%        05/03/99

GVIT GVIT Small Cap Value Fund: Class I                       19.14%          N/A            11.10%        11/03/97

GVIT GVIT Small Company Fund: Class I                        -14.46%          N/A             5.74%        11/03/97

GVIT J.P. Morgan GVIT Balanced Fund: Class I                 -11.70%          N/A            -1.65%        11/03/97

GVIT MAS GVIT Multi Sector Bond Fund: Class I                 -4.42%          N/A             0.49%        11/03/97

GVIT Nationwide GVIT Strategic Value Fund: Class I           -11.32%          N/A            -2.37%        11/03/97

GVIT Strong GVIT Mid Cap Growth Fund: Class I                -35.93%          N/A             2.92%        11/03/97

GVIT Turner GVIT Growth Focus Fund: Class I                  -43.86%          N/A           -56.27%        10/02/00

Janus Aspen Series - Capital Appreciation Portfolio:         -28.21%          N/A           -24.58%        01/27/00
Service Shares

                                                                                          10 Years
                                                                                        or Date Fund
                                                                                        Available in     Date Fund
                                                                                        the Variable   Available in
                                                             1 Year         5 Years        Account     the Variable
                   Sub-Account Option                     to 12/31/2001  to 12/31/2001  to 12/31/2001     Account
Janus Aspen Series - Global Technology Portfolio:            -42.30%          N/A           -39.92%        01/27/00
Service Shares

Janus Aspen Series - International Growth Portfolio:         -29.67%          N/A           -25.20%        01/27/00
Service Shares

Neuberger Berman AMT Guardian Portfolio                       -9.73%          N/A             8.61%        11/03/97

Neuberger Berman AMT Mid-Cap Growth Portfolio                -30.77%          N/A            11.30%        11/03/97

Neuberger Berman AMT Partners Portfolio                      -10.93%          N/A            -0.56%        11/03/97

Oppenheimer Variable Account Funds - Oppenheimer             -36.80%          N/A             1.40%        11/03/97
Aggressive Growth Fund/VA: Initial Class

Oppenheimer Variable Account Funds - Oppenheimer             -19.80%          N/A             7.27%        11/03/97
Capital Appreciation Fund/VA: Initial Class

Oppenheimer Variable Account Funds - Oppenheimer Global      -19.31%          N/A           -14.94%        05/01/00
Securities Fund/VA: Initial Class

Oppenheimer Variable Account Funds - Oppenheimer Main        -17.60%          N/A            -1.40%        11/03/97
Street Growth & Income Fund/VA: Initial Class

Strong Opportunity Fund II, Inc.                             -11.73%          N/A            -8.69%        05/01/00

The Universal Institutional Funds, Inc. - Emerging             1.36%          N/A             1.08%        11/03/97
Markets Debt Portfolio

The Universal Institutional Funds, Inc. - Mid Cap            -35.02%          N/A           -29.57%        05/01/00
Growth Portfolio

The Universal Institutional Funds, Inc. - U.S. Real            1.11%          N/A             3.95%        09/21/00
Estate Portfolio

Van Eck Worldwide Insurance Trust - Worldwide Emerging       -10.01%          N/A           -12.07%        11/03/97
Markets Fund

Van Eck Worldwide Insurance Trust - Worldwide Hard           -17.86%          N/A            -9.51%        11/03/97
Assets Fund

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

                                                                                         10 Years
                                                            1 Year        5 Years      to 12/31/2001       Date Fund
                  Sub-Account Option                    to 12/31/2001  to 12/31/2001  or Life of Fund      Effective
American Century Variable Portfolios, Inc. - American       -9.46%          N/A             5.64%          10/30/97
Century VP Income & Growth Fund: Class I

American Century Variable Portfolios, Inc. - American      -30.03%          5.09%           5.56%          05/02/94
Century VP International Fund: Class I

American Century Variable Portfolios, Inc. - American       11.46%         10.46%          11.27%          05/01/96
Century VP Value Fund: Class I

Credit Suisse Trust - Global Post-Venture Capital          -29.50%          1.45%           0.86%          09/30/96
Portfolio

Credit Suisse Trust - International Focus Portfolio        -23.21%         -3.05%          -0.11%          06/30/95

Credit Suisse Trust - Large Cap Value Portfolio             -0.27%          N/A             6.38%          10/31/97

Dreyfus Investment Portfolios - European Equity            -29.00%          N/A            -4.60%          04/22/99
Portfolio: Initial Shares

The Dreyfus Socially Responsible Growth Fund, Inc.:        -23.51%          6.99%          11.19%          10/06/93
Initial Shares

Dreyfus Stock Index Fund, Inc.: Initial Shares             -13.24%          9.05%          11.14%          09/29/89

Dreyfus Variable Investment Fund - Appreciation            -10.40%          9.53%          12.41%          04/05/93
Portfolio: Initial Shares

Federated Insurance Series - Federated Quality Bond          6.71%          N/A             4.70%          04/22/99
Fund II: Primary Shares

Fidelity VIP Equity-Income Portfolio:  Service Class        -6.23%          7.99%          12.19%          10/09/86

                                                                                         10 Years
                                                            1 Year        5 Years      to 12/31/2001    Date Fund
                  Sub-Account Option                    to 12/31/2001  to 12/31/2001  or Life of Fund   Effective
Fidelity VIP Growth Portfolio:  Service Class              -18.72%         10.23%          11.99%          10/09/86

Fidelity VIP High Income Portfolio:  Service Class         -12.96%         -4.86%           3.95%          09/19/85

Fidelity VIP Overseas Portfolio:  Service Class            -22.22%          1.41%           4.57%          01/28/87

Fidelity VIP II Contrafund(R) Portfolio:  Service          -13.42%          9.03%          14.31%          01/03/95
Class

Fidelity VIP III Growth Opportunities Portfolio:           -15.47%          2.37%           8.07%          01/03/95
Service Class

GVIT Comstock GVIT Value Fund: Class I                     -13.21%          N/A             0.87%          10/31/97

GVIT Dreyfus GVIT Mid Cap Index Fund: Class I               -2.50%          N/A             9.21%          10/31/97

GVIT Federated GVIT High Income Bond Fund: Class I           2.96%          N/A             0.36%          10/31/97

GVIT Gartmore GVIT Emerging Markets Fund: Class I           -6.33%          N/A           -23.32%          08/30/00

GVIT Gartmore GVIT Global Technology and                   -43.42%          N/A           -43.67%          06/30/00
Communications Fund: Class I

GVIT Gartmore GVIT Government Bond Fund: Class I             5.96%          5.80%           5.77%          11/08/82

GVIT Gartmore GVIT Growth Fund: Class I                    -29.00%         -1.96%           4.99%          04/15/92

GVIT Gartmore GVIT International Growth Fund: Class I      -29.51%          N/A           -31.27%          08/30/00

GVIT Gartmore GVIT Money Market Fund: Class I                2.35%          3.75%           3.33%          11/10/81

GVIT Gartmore GVIT Total Return Fund: Class I              -12.88%          5.84%           9.08%          11/08/82

GVIT Gartmore GVIT Worldwide Leaders Fund: Class I         -19.79%          N/A             0.07%          10/31/97

GVIT GVIT Small Cap Growth Fund: Class I                   -11.92%          N/A            15.97%          05/03/99

GVIT GVIT Small Cap Value Fund: Class I                     26.73%          N/A            12.83%          10/31/97

GVIT GVIT Small Company Fund: Class I                       -7.83%         10.30%          14.09%          10/23/95

GVIT J.P. Morgan GVIT Balanced Fund: Class I                -4.84%          N/A             0.23%          10/31/97

GVIT MAS GVIT Multi Sector Bond Fund: Class I                2.93%          N/A             2.36%          10/31/97

GVIT Nationwide GVIT Strategic Value Fund: Class I          -4.42%          N/A            -0.51%          10/31/97

GVIT Strong GVIT Mid Cap Growth Fund: Class I              -31.15%          N/A             4.75%          10/31/97

GVIT Turner GVIT Growth Focus Fund: Class I                -39.77%          N/A           -49.57%          06/30/00

Janus Aspen Series - Capital Appreciation Portfolio:       -22.77%          N/A            15.92%          05/01/97
Service Shares

Janus Aspen Series - Global Technology Portfolio:          -38.07%          N/A           -37.19%          01/18/00
Service Shares

Janus Aspen Series - International Growth Portfolio:       -24.35%          8.69%          11.90%          05/02/94
Service Shares

Neuberger Berman AMT Guardian Portfolio                     -2.70%          N/A            10.38%          11/03/97

Neuberger Berman AMT Mid-Cap Growth Portfolio              -25.56%          N/A            13.06%          11/03/97

Neuberger Berman AMT Partners Portfolio                     -4.00%          6.23%          11.05%          03/22/94

Oppenheimer Variable Account Funds - Oppenheimer           -32.10%          5.76%          10.43%          08/15/86
Aggressive Growth Fund/VA: Initial Class

Oppenheimer Variable Account Funds - Oppenheimer           -13.63%         12.82%          13.83%          04/03/85
Capital Appreciation Growth Fund/VA: Initial Class

Oppenheimer Variable Account Funds - Oppenheimer           -13.10%         14.01%          12.54%          11/12/90
Global Securities Fund/VA: Initial Class

Oppenheimer Variable Account Funds - Oppenheimer Main      -11.24%          5.43%          12.31%          07/05/95
Street Growth & Income Fund/VA: Initial Class

Strong Opportunity Fund II, Inc.                            -4.87%         13.18%          15.25%          05/08/92

The Universal Institutional Funds, Inc. - Emerging           8.77%          N/A             1.79%          06/16/97
Markets Debt Portfolio

The Universal Institutional Funds, Inc. - Mid Cap          -30.17%          N/A            -5.50%          10/18/99
Growth Portfolio

The Universal Institutional Funds, Inc. - U.S. Real          8.52%          N/A             7.02%          03/03/97
Estate Portfolio

Van Eck Worldwide Insurance Trust - Worldwide Emerging      -3.00%         -8.92%          -4.09%          12/21/95
Markets Fund

                                                                                           10 Years
                                                            1 Year          5 Years      to 12/31/2001    Date Fund
                  Sub-Account Option                     to 12/31/2001   to 12/31/2001  or Life of Fund   Effective
Van Eck Worldwide Insurance Trust - Worldwide Hard         -11.53%           -5.06%           3.66%       09/01/89
Assets Fund

The GVIT Gartmore GVIT Global Financial Services Fund: Class III, GVIT Gartmore GVIT Global Health Sciences Fund: Class III, GVIT Gartmore GVIT Global Utilities
Fund: Class III, GVIT Gartmore GVIT Investor Destinations Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund, GVIT Gartmore GVIT Nationwide Leaders Fund: Class III and GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III were added to the variable account on January 25, 2002. Therefore, no sub-account performance is available.

The American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, Fidelity VIP Overseas Portfolio:
Service Class R, Fidelity VIP III Value Strategies Portfolio: Service Class, GVIT Gartmore GVIT Emerging Markets Fund: Class III, GVIT Gartmore GVIT Global Technology and Communications Fund: Class III, GVIT Gartmore GVIT International Growth Fund: Class III, GVIT Turner GVIT Growth Focus Fund: Class III, Janus Aspen Series - Global Technology Portfolio: Service II Shares, and Janus Aspen Series - International Growth Portfolio: Service II Shares were added to the variable account on May 1, 2002. Therefore, no sub-account performance is available.

          TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

                                                                            PAGE
General Information and History..............................................1
Services.....................................................................1
Purchase of Securities Being Offered.........................................2
Underwriters.................................................................2
Calculations of Performance..................................................2
Annuity Payments.............................................................3
Condensed Financial Information..............................................4
Financial Statements........................................................89

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS


The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.

There is no guarantee that the investment objectives will be met.


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS

American Century Variable Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end investment management company which offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. American Century Variable Portfolios, Inc. is managed by American Century Investment Management, Inc.


         AMERICAN CENTURY VP INCOME & GROWTH FUND: CLASS I

         Investment Objective: Capital growth. The Fund seeks to achieve its investment objective by investing in common stocks. Income is a secondary objective. The investment manager constructs the portfolio to match the risk characteristics of the S&P 500 Stock Index and then optimizes each portfolio to achieve the desired balance of risk and return potential. This includes targeting a dividend yield that exceeds that of the S&P 500. The Fund may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry.


         AMERICAN CENTURY VP INTERNATIONAL FUND: CLASS I (NOT AVAILABLE TO RECEIVE TRANSFERS OR PURCHASE PAYMENTS AS OF MAY 1, 2002) AND CLASS III

         Investment Objective: Capital growth. The Fund will seek to achieve its investment objective by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and, in the opinion of the investment manager, have potential for appreciation. Under normal conditions, the Fund managers intend to keep the Fund essentially fully invested regardless of the movement of the market generally.


         AMERICAN CENTURY VP ULTRA FUND: CLASS I

         Investment Objective: Capital growth by investing in common stocks of growing companies. The basis of the strategy used by the Fund is that, over the long term, stocks of companies with earnings and revenue growth have a greater than average chance to increase in value over time. This strategy looks for stocks of large companies with earnings and revenues that are not only growing, but growing at a successively faster or accelerating pace. Although most of the Fund's assets will be invested in U.S. companies, there is no limit on the amount of assets the Fund can invest in foreign companies. Most of the Fund's foreign investments are in companies located and doing business in developed countries.


         AMERICAN CENTURY VP VALUE FUND: CLASS I

         Investment Objective: Long-term capital growth; income is a secondary objective. The managers look for companies whose stock prices are less than they believe the company is worth. The managers attempt to purchase the stock of these undervalued companies and hold them until their stock price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company. Under normal market conditions, the Fund expects to invest at least 80% of the value of its total assets in stocks regardless of the movement of stock prices generally. When the managers believe it is prudent, the Fund may invest a portion of its assets in equity securities, including common and preferred stock, convertible preferred stock and convertible debt securities.


CREDIT SUISSE TRUST

The Credit Suisse Trust is an open-end management investment company organized in March 1995 as a business trust under the laws of The Commonwealth of Massachusetts. The Trust offers its shares to insurance companies for allocation to separate accounts for the purpose of funding variable annuity and variable life contracts. Portfolios are managed by Credit Suisse Asset Management, LLC ("Credit Suisse").


         GLOBAL POST-VENTURE CAPITAL PORTFOLIO (NOT AVAILABLE TO RECEIVE TRANSFERS OR PURCHASE PAYMENTS AS OF MAY 1, 2002)

         Investment Objective: Long-term growth of capital by investing primarily in equity securities of U.S. and foreign companies considered to be in their post-venture capital stage of development. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in equity securities of "post-venture capital companies." A post-venture capital company is one that has received venture capital financing either: (a) during the early stages of the company's existence or the early stages of the development of a new product or service; or (b) as part of a restructuring or recapitalization of the


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         company. The Portfolio will invest in at least three countries including the Unites States.


         INTERNATIONAL FOCUS PORTFOLIO (NOT AVAILABLE TO RECEIVE TRANSFERS OR PURCHASE PAYMENTS AS OF MAY 1, 2002)

         Investment Objective: Long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of companies, wherever organized, that in the judgment of Credit Suisse have their principal business activities and interests outside the United States. The Portfolio will ordinarily invest substantially all of its assets, but no less than 65% of its total assets, in common stocks, warrants and securities convertible into or exchangeable for common stocks. The Portfolio intends to invest principally in the securities of financially strong companies with opportunities for growth within growing international economies and markets through increased earning power and improved utilization or recognition of assets.


         LARGE CAP VALUE PORTFOLIO (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER MAY 1, 2000)

         Investment Objective: Total return by investing primarily in equity securities of value companies that may or may not pay dividends.

DREYFUS INVESTMENT PORTFOLIOS

Dreyfus Investment Portfolios (the "Fund") is an open-end, management investment company known as a mutual fund. Shares are offered only to variable annuity and variable life insurance separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. Individuals may not purchase shares directly from the Fund. The Dreyfus Corporation serves as the Fund's investment adviser.


         EUROPEAN EQUITY PORTFOLIO: INITIAL SHARES (NOT AVAILABLE TO RECEIVE TRANSFERS OR PURCHASE PAYMENTS AS OF MAY 1, 2002)

         Investment Objective: Long-term capital growth. To pursue this goal, the Portfolio generally invests at least 80% of its total assets in stocks included within the universe of the 300 largest European companies. The Portfolio may invest up to 10% of its total assets in the stocks of non-European companies. The Portfolio's stock investments may include common stocks, preferred stocks and convertible securities.


         SMALL CAP STOCK INDEX PORTFOLIO: SERVICE SHARES

         Investment Objective: Seeks to match the performance of the Standard & Poor's SmallCap 600 Index. To pursue this goal, the Portfolio invests in a representative sample of stocks included in the S&P SmallCap 600 Index, and in futures whose performance is related to the Index, rather than attempt to replicate the Index. The Portfolio attempts to have a correlation between its performance and that of the Index of at least .95, before expenses. The Portfolio's investments are selected by a "sampling" process based on market capitalization, industry representation and other means. By using this sampling process, the Portfolio typically will not invest in all 600 stocks in the S&P SmallCap 600 Index.


THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.: INITIAL SHARES

The Dreyfus Socially Responsible Growth Fund, Inc. is an open-end, diversified, management investment company incorporated under Maryland law on July 20, 1992 and commenced operations on October 7, 1993. The Fund offers its share only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's investment adviser. NCM Capital Management Group, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.

         Investment Objective: Capital growth through equity investment in companies that, in the opinion of the Fund's advisers, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.


DREYFUS STOCK INDEX FUND, INC.: INITIAL SHARES

The Dreyfus Stock Index Fund, Inc. ("Fund") is an open-end, non-diversified, management investment company incorporated under Maryland law on January 24, 1989 and commenced operations on September 29, 1989. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation ("Dreyfus") serves as the Fund's manager, while Mellon Equity Associates, an affiliate of Dreyfus, serves as the Fund's index manager. Dreyfus is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation.

         Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate,


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         as represented by the Standard & Poor's 500 Composite Stock Price
         Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.


DREYFUS VARIABLE INVESTMENT FUND

Dreyfus Variable Investment Fund ("Fund") is an open-end, management investment company. It was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts on October 29, 1986 and commenced operations on August 31, 1990. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's manager. Fayez Sarofim & Company serves as the sub-adviser and provides day-to-day management of the Portfolio.


         APPRECIATION PORTFOLIO: INITIAL SHARES

         Investment Objective: Primarily investment objective is to provide long-term capital growth consistent with the preservation of capital; current income is a secondary investment objective. This Portfolio invests primarily in the common stocks of domestic and foreign issuers.


FEDERATED INSURANCE SERIES

Federated Insurance Series (the "Trust"), an Open-End Management Investment Company, was established as a Massachusetts business trust, under a Declaration of Trust dated September 15, 1993. The Trust offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Federated Investment Management Company serves as the investment adviser.


         FEDERATED QUALITY BOND FUND II: PRIMARY SHARES

         Investment Objective: Current income by investing in investment grade fixed income securities.


FIDELITY VARIABLE INSURANCE PRODUCTS FUND

The Fidelity Variable Insurance Products Fund ("VIP") is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. Shares of VIP are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. Fidelity Management & Research Company ("FMR") is the manager for VIP and its portfolios.


         VIP EQUITY-INCOME PORTFOLIO: SERVICE CLASS

         Investment Objective: Reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index. Normally invests at least 65% of total assets in income-producing equity securities, which tends to lead to investments in large cap "value" stocks.


         VIP GROWTH PORTFOLIO: SERVICE CLASS

         Investment Objective: Capital appreciation. Normally invests primarily in common stocks of companies the investment adviser believes have above-average growth potential (often called "growth" stocks).


         VIP HIGH INCOME PORTFOLIO: SERVICE CLASS

         Investment Objective: A high level of current income while also considering growth of capital. Normally invests at least 65% of total assets in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities.


         VIP OVERSEAS PORTFOLIO: SERVICE CLASS (NOT AVAILABLE TO RECEIVE TRANSFERS OR PURCHASE PAYMENTS AS OF MAY 1, 2002) AND SERVICE CLASS R

         Investment Objective: Long-term capital growth. Normally invests at least 65% of total assets in foreign securities, primarily in common stocks.


FIDELITY VARIABLE INSURANCE PRODUCTS FUND II

The Fidelity Variable Insurance Products Fund II ("VIP II") is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. VIP II's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP II and its portfolios.


         VIP II CONTRAFUND(R) PORTFOLIO: SERVICE CLASS

         Investment Objective: Long-term capital appreciation. Normally invests primarily in common stocks of companies whose value the Portfolio's investment adviser believes is not fully recognized by the public.


FIDELITY VARIABLE INSURANCE PRODUCTS FUND III

The Fidelity Variable Insurance Products Fund III ("VIP III") is an open-end, diversified, management investment company organized as a Massachusetts business trust on July 14, 1994. VIP III's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP III and it's portfolios.


         VIP III GROWTH OPPORTUNITIES PORTFOLIO: SERVICE CLASS (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR
         WERE) RECEIVED ON OR AFTER MAY 1, 2002)

         Investment Objective: Capital growth. Normally invests primarily in common stocks, investing in


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         both domestic and foreign issuers. Invests in either "growth" stocks or
         "value" stocks or both.


         VIP III VALUE STRATEGIES PORTFOLIO: SERVICE CLASS

         Investment Objective: Capital appreciation. The Portfolio pursues its objective by investing primarily in common stocks.


GARTMORE VARIABLE INSURANCE TRUST

Gartmore Variable Insurance Trust (formerly, Nationwide Separate Account Trust) ("GVIT") is an open-end management investment company created under the laws of Massachusetts. GVIT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of GVIT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide Mutual Insurance Company, manages the assets of the Gartmore GVIT Emerging Markets Fund, Gartmore GVIT International Growth Fund, Gartmore GVIT Global Utilities Fund and Gartmore GVIT Global Financial Services Fund. The remaining assets of GVIT are managed by Gartmore Mutual Fund Capital Trust ("GMF"), an indirect subsidiary of Nationwide Financial Services, Inc.


         COMSTOCK GVIT VALUE FUND: CLASS I

         Subadviser: Van Kampen Asset Management Inc.

         Investment Objective: Capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks. Under normal market conditions, Van Kampen Asset Management Inc. seeks to achieve the Fund's investment objective by investing in a portfolio of equity securities, consisting principally of common stocks.


         DREYFUS GVIT MID CAP INDEX FUND: CLASS I

         Subadviser: The Dreyfus Corporation

         Investment Objective: Capital appreciation. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies included in the Standard & Poor's MidCap 400 Index and in derivative instruments linked to the S&P 400. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.


         FEDERATED GVIT HIGH INCOME BOND FUND:
         CLASS I

         Subadviser: Federated Investment Counseling

         Investment Objective: To provide high current income. Under normal conditions, the Fund invests at least 80% of the Fund's net assets in corporate bonds that are rated BBB or lower by a rating agency or that are unrated but of comparable quality. Such funds are commonly referred to as "junk bonds."


         GARTMORE GVIT EMERGING MARKETS FUND: CLASS I (NOT AVAILABLE TO RECEIVE TRANSFERS OR PURCHASE PAYMENTS AS OF MAY 1, 2002) AND CLASS III

         Subadviser: Gartmore Global Partners

         Investment Objective: Long term capital growth. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies located in emerging market or developing countries or that derive a significant portion of their earnings or revenue from emerging market countries.


         GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND: CLASS III

         Subadviser: Gartmore Global Partners

         Investment Objective: Long-term capital growth. To achieve its objective, the Fund normally invests at least 80% of its net assets in equity securities issued by U.S. and foreign companies with business operations in the financial services sector. These companies will be economically tied to a number of countries throughout the world, including the United States.


         GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND: CLASS III

         Investment Objective: Long-term capital appreciation. To achieve its objective, the Fund normally invests at least 80% of its assets in equity securities issued by U.S. and foreign companies engaged in the development, production, or distribution of products and services that have a health sciences orientation (those that focus on maintaining or improving one's quality of life). These companies will be economically tied to a number of countries throughout the world, including the United States.


         GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND: CLASS I (NOT AVAILABLE TO RECEIVE TRANSFERS OR PURCHASE PAYMENTS AS OF MAY 1, 2002) AND CLASS III

         Investment Objective: Long term capital appreciation by investing under normal conditions at least 80% of its net assets in equity securities issued by companies with business operations in technology and communications and/or technology and communication related industries. These companies will be tied economically to a number of countries throughout the world, including the United States.


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         GARTMORE GVIT GLOBAL UTILITIES FUND: CLASS III

         Subadviser: Gartmore Global Partners

         Investment Objective: Long-term capital growth. To achieve its objective, the Fund normally invests at least 80% of its net assets in equity securities issued by U.S. and foreign companies with business operations in the utilities sector. These companies will be economically tied to a number of countries throughout the world, including the United States.


         GARTMORE GVIT GOVERNMENT BOND FUND: CLASS I

         Investment Objective: Seeks as high a level of income as is consistent with the preservation of capital. Under normal conditions, the Fund invests at least 80% of its net assets in U.S. government and agency bonds, bills and notes. The duration of the Fund will typically be four to six years.


         GARTMORE GVIT GROWTH FUND: CLASS I

         Investment Objective: Long-term capital appreciation. The Fund invests primarily in large capitalization companies. The Fund looks for companies whose earnings are expected to grow faster than other companies in the market.


         GARTMORE GVIT INTERNATIONAL GROWTH FUND: CLASS I (NOT AVAILABLE TO RECEIVE TRANSFERS OR PURCHASE PAYMENTS AS OF MAY 1, 2002) AND CLASS III

         Subadviser: Gartmore Global Partners

         Investment Objective: Long term capital growth by investing primarily in equity securities of companies in Europe, Australia, the Far East and other regions, including developing countries.


         GARTMORE GVIT INVESTOR DESTINATIONS FUNDS


                  GARTMORE GVIT INVESTOR DESTINATIONS CONSERVATIVE FUND

                  Investment Objective: To maximize total investment return by seeking income and, secondarily, long term growth of capital. The Fund invests in a target allocation mix of 10% large cap U.S. stocks, 5% mid cap U.S. stocks, 5% international stocks, 35% bonds, and 45% short-term investments.


                  GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY CONSERVATIVE
                  FUND

                  Investment Objective: To maximize total investment return by seeking income and, secondarily, growth of capital. The Fund invests in a target allocation mix of 20% large cap U.S. stocks, 10% mid cap U.S. stocks, 10% international stocks, 35% bonds, and 25% short-term investments.


                  GARTMORE GVIT INVESTOR DESTINATIONS MODERATE FUND

                  Investment Objective: To maximize total investment return by seeking growth of capital and income. The Fund invests in a target allocation mix of 30% large cap U.S. stocks, 10% mid cap U.S. stocks, 5% small cap U.S. stocks, 15% international stocks, 25% bonds, and 15% short-term investments.


                  GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND

                  Investment Objective: To maximize total investment return primarily by seeking growth of capital, but also income. The Fund invests in a target allocation mix of 35% large cap U.S. stocks, 15% mid cap U.S. stocks, 5% small cap U.S. stocks, 25% international stocks, 15% bonds, and 5% short-term investments.


                  GARTMORE GVIT INVESTOR DESTINATIONS AGGRESSIVE FUND

                  Investment Objective: To maximize total investment return primarily by seeking growth of capital. The Fund invests in a target allocation mix of 40% large cap U.S. stocks, 15% mid cap U.S. stocks, 10% small cap U.S. stocks, 30% international funds, and 5% bonds.


         GARTMORE GVIT MONEY MARKET FUND: CLASS I

         Investment Objective: As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The Fund invests in high-quality money market obligations maturing in 397 days or less.


         GARTMORE GVIT NATIONWIDE LEADERS FUND: CLASS III

         Investment Objective: High total return from a concentrated portfolio of U.S. securities. To achieve its objective, the Fund typically invests at least 80% of its net assets in equity securities, primarily in common stocks and convertible securities of U.S. leaders. A U.S. leader is a company with a strong and improving franchise that is well positioned to take advantage of opportunities in the marketplace. The Fund typically invests in a core group of 20 to 30 common stocks of large capitalization companies.


         GARTMORE GVIT TOTAL RETURN FUND: CLASS I

         Investment Objective: Seeks total return through a flexible combination of capital appreciation and current income. The Fund invests primarily in common stocks and convertible securities.


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         GARTMORE GVIT U.S. GROWTH LEADERS FUND: CLASS III

         Investment Objective: Long-term capital growth. To achieve its objective, the Fund normally invests at least 80% of its net assets in equity securities of U.S. growth leaders. The Fund will invest in companies whose earnings are expected to grow faster than other companies in the market. The Fund typically invests in a core group of 20 to 30 common stocks of large capitalization companies.


         GARTMORE GVIT WORLDWIDE LEADERS FUND: CLASS I

         Subadviser: Gartmore Global Partners

         Investment Objective: Long-term capital growth. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies located throughout the world considered to be leaders.


         GVIT SMALL CAP GROWTH FUND: CLASS I

         Subadvisers: Neuberger Berman, LLC and Waddell & Reed Investment Management Company

         Investment Objective: Seeks capital growth by investing in a broadly diversified portfolio of equity securities issued by U.S. and foreign companies with market capitalizations in the range of companies represented by the Russell 2000, known as small cap companies. Under normal conditions, the Fund will invest at least 80% of its net assets in the equity securities of small cap companies.


         GVIT SMALL CAP VALUE FUND: CLASS I

         Subadviser: The Dreyfus Corporation

         Investment Objective: Capital appreciation. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of small capitalization companies. These are companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index. The Fund will invest in stocks of U.S. and foreign companies which the portfolio managers believe qualify as "value" companies.


         GVIT SMALL COMPANY FUND: CLASS I

         Subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC, Gartmore Global Partners, Strong Capital Management, Inc. and Waddell & Reed Investment Management Company

         Investment Objective: Long-term growth of capital. Under normal conditions, the Fund will invest at least 80% of its net assets in equity securities issued by small capitalization companies. These are companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index.


         J.P. MORGAN GVIT BALANCED FUND: CLASS I

         Subadviser: J.P. Morgan Investment Management, Inc.

         Investment Objective: A high total return from a diversified portfolio of equity and fixed income securities. Under normal conditions, the Fund invests approximately 50% of its net assets in equity securities and 30% of its net assets in fixed income securities (including U.S. government corporate, mortgage-backed and asset-backed securities). The equity securities held by the Fund generally are common stocks of large and medium sized companies included in the Standard & Poor's 500 Index.


         MAS GVIT MULTI SECTOR BOND FUND: CLASS I

         Subadviser: Miller, Anderson & Sherrerd, LLP

         Investment Objective: Primarily seeks above average total return over a market cycle of three to five years. The Fund invests in a diversified portfolio of U.S. and foreign fixed income securities, including high yield securities (commonly referred to as "junk bonds") and emerging markets securities.


         NATIONWIDE GVIT STRATEGIC VALUE FUND: CLASS I (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR
         WERE) RECEIVED ON OR AFTER MAY 1, 2000)

         Subadviser: Strong Capital Management Inc.

         Investment Objective: Primarily long-term capital appreciation. The Fund invests primarily in common stocks of medium and large-size companies. The subadviser selects stocks of companies that have attractive growth prospects, but are believed to be underpriced. To a limited extent, the Fund may also invest in foreign securities.


         STRONG GVIT MID CAP GROWTH FUND: CLASS I

         Subadviser: Strong Capital Management Inc.

         Investment Objective: Capital growth by focusing on common stocks of U.S. and foreign companies that the subadviser believes are reasonably priced and have above-average growth potential. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities issued by mid capitalization companies.


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         TURNER GVIT GROWTH FOCUS FUND: CLASS I (NOT AVAILABLE TO RECEIVE
         TRANSFERS OR PURCHASE PAYMENTS AS OF MAY 1, 2002) AND CLASS III (ONLY AVAILABLE FOR CONTRACTS ISSUED PRIOR TO JANUARY 25, 2002)

         Subadviser: Turner Investment Partners, Inc.

         Investment Objective: Long term capital appreciation by investing primarily in U.S. common stocks, ADRs and foreign companies that demonstrate strong earnings growth potential. The Fund is non-diversified and typically focuses its investments in a core group of 15 to 30 common stocks.


JANUS ASPEN SERIES

The Janus Aspen Series is an open-end management investment company whose shares are offered in connection with investment in and payments under variable annuity contracts and variable life insurance policies, as well as certain qualified retirement plans. Janus Capital Corporation serves as investment adviser to each Portfolio.


         CAPITAL APPRECIATION PORTFOLIO: SERVICE SHARES

         Investment Objective: Long-term growth of capital by investing primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.


         GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (NOT AVAILABLE TO RECEIVE TRANSFERS OR PURCHASE PAYMENTS AS OF MAY 1, 2002) AND SERVICE II SHARES

         Investment Objective: Long-term growth of capital. Under normal circumstances, the portfolio invests at least 80% of its net assets in securities of companies that the portfolio manager believes will benefit significantly from advances or improvements in technology. It implements this policy by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential.


         INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES (NOT AVAILABLE TO RECEIVE TRANSFERS OR PURCHASE PAYMENTS AS OF MAY 1, 2002) AND SERVICE II SHARES

         Investment Objective: Long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries, or even a single country.


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST ("AMT")

Neuberger Berman AMT is an open-end, diversified management investment company that offers its portfolios in connection with variable annuity contracts and variable life insurance policies, and certain qualified plans. Prior to May 1, 2000, the portfolios invested through a two-tier master/feeder structure, whereby each portfolio invested its assets in another fund that served as a corresponding "master series;" the master series invested in securities. Effective May 1, 2000, the portfolios converted to a conventional one-tier structure, whereby each portfolio holds its securities directly. Neuberger Berman Management Inc. is the investment adviser.


         AMT GUARDIAN PORTFOLIO

         Investment Objective: Long-term capital growth, with current income as a secondary objective. The portfolio pursues these goals by investing mainly in common stocks of large-capitalization companies.


         AMT MID-CAP GROWTH PORTFOLIO

         Investment Objective: Capital growth. The portfolio pursues this goal by investing mainly in common stocks of mid-capitalization companies. The managers look for fast-growing companies that are in new or rapidly evolving industries and seek to reduce risk by diversifying among many companies, industries and sectors.


         AMT PARTNERS PORTFOLIO

         Investment Objective: Capital growth. The portfolio pursues its goal by investing mainly in common stocks of mid- to large-capitalization companies.


OPPENHEIMER VARIABLE ACCOUNT FUNDS

The Oppenheimer variable account Funds are an open-end, diversified management investment company organized as a Massachusetts business trust in 1984. Shares of the Funds are sold to provide benefits under variable life insurance policies and variable annuity contracts. OppenheimerFunds, Inc. is the investment adviser.


         OPPENHEIMER AGGRESSIVE GROWTH FUND/VA: INITIAL CLASS

         Investment Objective: Capital appreciation by investing in "growth type" companies. Such companies are believed to have relatively favorable long-term prospects for increasing demand for their goods or services, or to be developing new products, services or markets and normally retain a relatively larger portion of their earnings for research, development and investment in capital assets. The Fund may also invest in cyclical industries in "special situations" that OppenheimerFunds, Inc. believes present opportunities for capital growth.


         OPPENHEIMER CAPITAL APPRECIATION FUND/VA: INITIAL CLASS

         Investment Objective: Capital appreciation by investing in securities of well-known established companies. Such securities generally have a history of earnings and dividends and are issued by seasoned companies (companies which have an operating history of at least five years including predecessors). Current income is a secondary consideration in the selection of the Fund's portfolio securities.


         OPPENHEIMER GLOBAL SECURITIES FUND/VA: INITIAL CLASS

         Investment Objective: Long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special appreciation possibilities. These securities may be considered speculative.


         OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA: INITIAL CLASS

         Investment Objective: High total return, which stocks, preferred stocks, convertible securities and warrants. Debt investments will include bonds, participation includes growth in the value of its shares as well as current income from quality and debt securities. In seeking its investment objectives, the Fund may invest in equity and debt securities. Equity investments will include common interests, asset-backed securities, private-label mortgage-backed securities and CMOs, zero coupon securities and U.S. debt obligations, and cash and cash equivalents. From time to time, the Fund may focus on small to medium capitalization issuers, the securities of which may be subject to greater price volatility than those of larger capitalized issuers.


STRONG OPPORTUNITY FUND II, INC.

The Strong Opportunity Fund II, Inc. is a diversified, open-end management company commonly called a mutual fund. The Strong Opportunity Fund II, Inc. was incorporated in Wisconsin and may only be purchased by the separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Strong Capital Management Inc. is the investment adviser for the Fund.

Investment Objective: Capital appreciation through investments in a diversified portfolio of equity securities.


THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

The Universal Institutional Funds, Inc. is a mutual fund designed to provide investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors.


         EMERGING MARKETS DEBT PORTFOLIO

         Investment Objective: High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries. Morgan Stanley Investment Management Inc., which does business in certain instances using the name Van Kampen, is the Portfolio's investment adviser.


         MID CAP GROWTH PORTFOLIO (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER MAY 1, 2002)

         Investment Objective: Long-term capital growth by investing primarily in common stocks and other equity securities of U.S. mid cap companies and, to a limited extent, foreign companies. The adviser selects issues from a universe comprised of mid-cap companies, most with market capitalizations of generally less than $35 billion Morgan Stanley Investment Management Inc., which does business in certain instances using the name Van Kampen, is the Portfolio's investment adviser.


         U.S. REAL ESTATE PORTFOLIO

         Investment Objective: Above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts. Morgan Stanley Investment Management Inc., which does business in certain instances using the name Van Kampen, is the Portfolio's investment adviser.


VAN ECK WORLDWIDE INSURANCE TRUST

Van Eck Worldwide Insurance Trust ("Van Eck Trust") is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on January 7, 1987. Shares of Van Eck Trust are offered only to separate accounts of insurance companies to fund the benefits of variable life insurance policies and variable annuity contracts. The investment adviser and manager is Van Eck Associates Corporation.

         WORLDWIDE EMERGING MARKETS FUND (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER MAY 1, 2002)

         Investment Objective: Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Fund emphasizes investment in countries that, compared to the world's major economies, exhibit relatively low gross national product per capita, as well as the potential for rapid economic growth.


         WORLDWIDE HARD ASSETS FUND (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER MAY 1, 2002)

         Investment Objective: Long-term capital appreciation by investing primarily in "Hard Asset Securities." For the Fund's purpose, "Hard Assets" are real estate, energy, timber, and industrial and precious metals. Income is a secondary consideration.

APPENDIX B: CONDENSED FINANCIAL INFORMATION

The following tables list the Condensed Financial Information (the accumulation unit value information for accumulation units outstanding) for contracts with no optional benefits (the minimum variable account charge of 1.20%) and contracts with all available optional benefits available on December 31, 2001 (the maximum variable account charge of 2.20%). Should the variable account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be contained in the Statement of Additional Information FREE OF CHARGE by:

                           CALLING:   1-800-848-6331, TDD 1-800-238-3035

                           WRITING:   Nationwide Life Insurance Company
                                      One Nationwide Plaza, 01-05-P1
                                      Columbus, Ohio 43215

                           CHECKING ON-LINE AT:   www.bestofamerica.com


                 Accumulation unit values for accumulation units
                       outstanding throughout the period.

                   NO OPTIONAL BENEFITS ELECTED (TOTAL 1.20%)

           (VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS
                            OF THE VARIABLE ACCOUNT)

                             ACCUMULATION UNIT                                           NUMBER OF
                             VALUE AT            ACCUMULATION UNIT   PERCENT CHANGE IN   ACCUMULATION
                             BEGINNING OF        VALUE AT END OF     ACCUMULATION UNIT   UNITS AT END OF
UNDERLYING MUTUAL FUND       PERIOD              PERIOD              VALUE               PERIOD                YEAR
American Century                 12.802086           11.591056          -9.46%           1,029,114             2001
Variable Portfolios,             14.495483           12.802086         -11.68%             819,540             2000
Inc. - American Century          12.431326           14.495483          16.60%             371,526             1999
VP Income & Growth Fund:         10.000000           12.431326          24.31%               2,464             1998
Class I - Q/NQ

American Century                 14.524713           10.162935         -30.03%           1,073,931             2001
Variable Portfolios,             17.674116           14.524713         -17.82%             995,517             2000
Inc. - American Century          10.904652           17.674116          62.08%             265,458             1999
VP International Fund:           10.000000           10.904652           9.05%                 223             1998
Class I - Q/NQ

American Century                 13.147862           14.654697          11.46%             869,720             2001
Variable Portfolios,             11.263216           13.147862          16.73%             324,487             2000
Inc. - American Century          11.497731           11.263216          -2.04%             157,763             1999
VP Value Fund: Class I -         10.000000           11.497731          14.98%               1,306             1998
Q/NQ

Credit Suisse Trust -            16.482534           11.620449         -29.50%              42,821             2001
Global Post-Venture              20.579437           16.482534         -19.91%              36,041             2000
Capital Portfolio - Q/NQ         12.739606           20.579437          61.54%              32,895             1999
                                 10.000000           12.739606          27.40%                   0             1998

Credit Suisse Trust -            11.989196            9.206014         -23.21%              51,097             2001
International Focus              16.374564           11.989196         -26.78%              52,881             2000
Portfolio - Q/NQ                 10.801619           16.374564          51.59%              41,776             1999
                                 10.000000           10.801619           8.02%                   0             1998

Credit Suisse Trust -            13.203287           13.167262          -0.27%              58,903             2001
Large Cap Value                  12.269490           13.203287           7.61%              60,726             2000
Portfolio - Q/NQ                 11.688738           12.269490           4.97%              32,909             1999
                                 10.000000           11.688738          16.89%                  25             1998

                             ACCUMULATION UNIT                                           NUMBER OF
                             VALUE AT            ACCUMULATION UNIT   PERCENT CHANGE IN   ACCUMULATION
                             BEGINNING OF        VALUE AT END OF     ACCUMULATION UNIT   UNITS AT END OF
UNDERLYING MUTUAL FUND       PERIOD              PERIOD              VALUE               PERIOD                YEAR
Dreyfus Investment               12.481806            8.862400         -29.00%             118,418             2001
Portfolios - European            12.890242           12.481806          -3.17%             129,250             2000
Equity Portfolio:                10.000000           12.890242          28.90%              14,261             1999
Initial Shares - Q/NQ

The Dreyfus Socially             14.414394           11.025487         -23.51%             692,335             2001
Responsible Growth Fund,         16.397708           14.414394         -12.10%             673,816             2000
Inc.: Initial Shares -           12.758878           16.397708          28.52%             270,366             1999
Q/NQ                             10.000000           12.758878          27.59%               2,838             1998

Dreyfus Stock Index              13.209188           11.460136         -13.24%           3,142,328             2001
Fund, Inc.: Initial              14.736468           13.209188         -10.36%           2,748,432             2000
Shares - Q/NQ                    12.367188           14.736468          19.16%           1,201,271             1999
                                 10.000000           12.367188          23.67%              28,572             1998

Dreyfus Variable                 13.195948           11.823034         -10.40%             696,448             2001
Investment Fund  -               13.442893           13.195948          -1.84%             632,440             2000
Appreciation Portfolio:          12.207586           13.442893          10.12%             368,162             1999
Initial Shares - Q/NQ            10.000000           12.207586          22.08%               2,910             1998

Federated Insurance              10.684388           11.401464           6.71%             635,197             2001
Series - Federated                9.790385           10.684388           9.13%             186,563             2000
Quality Bond Fund II:            10.000000            9.790385          -2.10%              15,095             1999
Primary Shares - Q/NQ

Fidelity VIP                     13.313013           12.483021          -6.23%           1,916,093             2001
Equity-Income Portfolio:         12.440601           13.313013           7.01%           1,200,222             2000
Service Class - Q/NQ             11.850451           12.440601           4.98%             555,212             1999
                                 10.000000           11.850451          18.50%               2,107             1998

Fidelity VIP Growth              15.512519           12.608518         -18.72%           3,369,434             2001
Portfolio: Service Class         17.653733           15.512519         -12.13%           3,238,186             2000
- Q/NQ                           13.015101           17.653733          35.64%           1,168,997             1999
                                 10.000000           13.015101          30.15%              10,429             1998

Fidelity VIP High Income          8.478210            7.379494         -12.96%             740,039             2001
Portfolio: Service Class         11.087928            8.478210         -23.54%             575,925             2000
- Q/NQ                           10.384114           11.087928           6.78%             263,938             1999
                                 10.000000           10.384114           3.84%               2,129             1998

Fidelity VIP Overseas            12.702222            9.879361         -22.22%             472,493             2001
Portfolio: Service Class         15.900927           12.702222         -20.12%             444,778             2000
- Q/NQ                           11.296846           15.900927          40.76%             150,438             1999
                                 10.000000           11.296846          12.97%               2,193             1998

                             ACCUMULATION UNIT                                           NUMBER OF
                             VALUE AT            ACCUMULATION UNIT   PERCENT CHANGE IN   ACCUMULATION
                             BEGINNING OF        VALUE AT END OF     ACCUMULATION UNIT   UNITS AT END OF
UNDERLYING MUTUAL FUND       PERIOD              PERIOD              VALUE               PERIOD                YEAR
Fidelity VIP II                  14.247834           12.335838         -13.42%           2,503,762             2001
Contrafund(R)                    15.457984           14.247834          -7.83%           2,281,488             2000
Portfolio: Service Class         12.602507           15.457984          22.66%             996,867             1999
- Q/NQ                           10.000000           12.602507          26.03%              12,050             1998

Fidelity VIP III Growth          10.463173            8.844341         -15.47%             553,584             2001
Opportunities Portfolio:         12.785954           10.463173         -18.17%             575,763             2000
Service Class - Q/NQ             12.421717           12.785954           2.93%             360,972             1999
                                 10.000000           12.421717          24.22%               2,338             1998

GVIT Comstock GVIT Value         12.331560           10.702140         -13.21%             224,578             2001
Fund: Class I - Q/NQ             13.963829           12.331560         -11.69%             187,275             2000
                                 11.927845           13.963829          17.07%              39,186             1999
                                 10.000000           11.927845          19.28%               1,552             1998

GVIT Dreyfus GVIT Mid            16.670157           16.253946          -2.50%             282,466             2001
Cap Index Fund: Class I          14.644558           16.670157          13.83%             178,076             2000
- Q/NQ                           12.257790           14.644558          19.47%              18,380             1999
                                 10.000000           12.257790          22.58%                   0             1998

GVIT Federated GVIT High          9.755865           10.044539           2.96%             169,138             2001
Income Bond Fund: Class          10.764664            9.755865          -9.37%             163,738             2000
I - Q/NQ                         10.558563           10.764664           1.95%              41,627             1999
                                 10.000000           10.558563           5.59%               1,154             1998

GVIT Gartmore GVIT                8.686950            8.137235          -6.33%               8,068             2001
Emerging Markets Fund:           10.000000            8.686950         -13.13%               1,652             2000
Class I - Q/NQ

GVIT Gartmore GVIT                6.000048            3.395066         -43.42%             212,742             2001
Global Technology and            10.000000            6.000048         -40.00%              37,213             2000
Communications Fund:
Class I - Q/NQ

GVIT Gartmore GVIT               10.914977           11.565612           5.96%           1,454,681             2001
Government Bond Fund:             9.816007           10.914977          11.20%             726,176             2000
Class I - Q/NQ                   10.174058            9.816007          -3.52%             293,407             1999
                                 10.000000           10.174058           1.74%               1,172             1998

GVIT Gartmore GVIT                9.268169            6.580071         -29.00%             545,874             2001
Growth Fund: Class I -           12.767993            9.268169         -27.41%             615,832             2000
Q/NQ                             12.392954           12.767993           3.03%             437,518             1999
                                 10.000000           12.392954          23.93%               2,724             1998

                             ACCUMULATION UNIT                                           NUMBER OF
                             VALUE AT            ACCUMULATION UNIT   PERCENT CHANGE IN   ACCUMULATION
                             BEGINNING OF        VALUE AT END OF     ACCUMULATION UNIT   UNITS AT END OF
UNDERLYING MUTUAL FUND       PERIOD              PERIOD              VALUE               PERIOD                YEAR
GVIT Gartmore GVIT                9.222891            6.500996         -29.51%              11,970             2001
International Growth             10.000000            9.222891          -7.77%                 820             2000
Fund: Class I - Q/NQ

GVIT Gartmore GVIT Money         10.989031           11.247642           2.35%           3,319,525             2001
Market Fund: Class I* -          10.489614           10.989031           4.76%           2,526,306             2000
Q/NQ                             10.126097           10.489614           3.59%             992,465             1999
                                 10.000000           10.126097           1.26%              48,756             1998

GVIT Gartmore GVIT Total         12.230458           10.654646         -12.88%             823,212             2001
Return Fund: Class I -           12.646339           12.230458          -3.29%             966,710             2000
Q/NQ                             11.968910           12.646339           5.66%             269,704             1999
                                 10.000000           11.968910          19.69%               2,349             1998

GVIT Gartmore GVIT               12.359900            9.913802         -19.79%             124,511             2001
Worldwide Leaders Fund:          14.267173           12.359900         -13.37%             127,914             2000
Class I - Q/NQ                   11.747364           14.267173          21.45%              75,630             1999
                                 10.000000           11.747364          17.47%                   0             1998

GVIT GVIT Small Cap              16.846010           14.838618         -11.92%             242,911             2001
Growth Fund: Class I -           20.338511           16.846010          17.17%             181,557             2000
Q/NQ                             10.000000           20.338511         103.39%              31,219             1999

GVIT GVIT Small Cap              17.466310           22.134881          26.73%             433,738             2001
Value Fund: Class I -            15.896867           17.466310           9.87%             164,209             2000
Q/NQ                             12.586199           15.896867          26.30%              72,346             1999
                                 10.000000           12.586199          25.86%               1,878             1998

GVIT GVIT Small Company          18.398225           16.957444          -7.83%             420,417             2001
Fund: Class I - Q/NQ             17.099098           18.398225           7.60%             341,249             2000
                                 12.016781           17.099098          42.29%              80,387             1999
                                 10.000000           12.016781          20.17%                   0             1998

GVIT J.P. Morgan GVIT            10.570325           10.059016          -4.84%             307,827             2001
Balanced Fund: Class I -         10.735723           10.570325          -1.54%             189,272             2000
Q/NQ                             10.772545           10.735723          -0.34%              54,933             1999
                                 10.000000           10.772545           7.73%                 842             1998

GVIT MAS GVIT Multi              10.972282           11.293959           2.93%             290,144             2001
Sector Bond Fund: Class          10.510552           10.972282           4.39%             164,790             2000
I - Q/NQ                         10.475252           10.510552           0.34%              45,312             1999
                                 10.000000           10.475252           4.75%               1,706             1998

* The 7-day yield on the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2001 was 0.07%.

                             ACCUMULATION UNIT                                           NUMBER OF
                             VALUE AT            ACCUMULATION UNIT   PERCENT CHANGE IN   ACCUMULATION
                             BEGINNING OF        VALUE AT END OF     ACCUMULATION UNIT   UNITS AT END OF
UNDERLYING MUTUAL FUND       PERIOD              PERIOD              VALUE               PERIOD                YEAR
GVIT Nationwide GVIT             12.704964           12.142851          -4.42%              79,114             2001
Strategic Value Fund:            11.949113           12.704964           6.33%              68,829             2000
Class I - Q/NQ                   12.477330           11.949113          -4.23%              13,362             1999
                                 10.000000           12.477330          24.77%                 853             1998

GVIT Strong GVIT Mid Cap         19.022019           13.096398         -31.15%             434,734             2001
Growth Fund: Class I -           22.750997           19.022019         -16.39%             391,137             2000
Q/NQ                             12.463581           22.750997          82.54%             139,347             1999
                                 10.000000           12.463581          24.64%                   0             1998

GVIT Turner GVIT Growth           6.325751            3.810112         -39.77%              51,435             2001
Focus Fund: Class I -            10.000000            6.325751         -36.74%               1,305             2000
Q/NQ

Janus Aspen Series -              8.145127            6.290120         -22.77%           3,001,802             2001
Capital Appreciation             10.000000            8.145127         -18.55%           2,801,845             2000
Portfolio: Service
Shares - Q/NQ

Janus Aspen Series -              6.509446            4.030994         -38.07%           2,142,738             2001
Global Technology                10.000000            6.509446         -34.91%           2,037,720             2000
Portfolio: Service
Shares - Q/NQ

Janus Aspen Series -              8.181886            6.189198         -24.35%           2,035,249             2001
International Growth             10.000000            8.181886         -18.18%           1,896,028             2000
Portfolio: Service
Shares - Q/NQ

Neuberger Berman AMT             13.965623           13.589004          -2.70%             287,550             2001
Guardian Portfolio - Q/NQ        13.976229           13.965623          -0.08%             190,158             2000
                                 12.307946           13.976229          13.55%             141,287             1999
                                 10.000000           12.307946          23.08%                   0             1998

Neuberger Berman AMT             19.049729           14.181298         -25.56%             821,724             2001
Mid-Cap Growth Portfolio         20.834304           19.049729          -8.57%             720,898             2000
- Q/NQ                           13.702754           20.834304          52.04%             183,595             1999
                                 10.000000           13.702754          37.03%               1,744             1998

Neuberger Berman AMT             12.477284           11.978104          -4.00%             281,431             2001
Partners Portfolio - Q/NQ        12.539993           12.477284          -0.50%             231,429             2000
                                 11.821068           12.539993           6.08%             127,887             1999
                                 10.000000           11.821068          18.21%               2,787             1998

                             ACCUMULATION UNIT                                           NUMBER OF
                             VALUE AT            ACCUMULATION UNIT   PERCENT CHANGE IN   ACCUMULATION
                             BEGINNING OF        VALUE AT END OF     ACCUMULATION UNIT   UNITS AT END OF
UNDERLYING MUTUAL FUND       PERIOD              PERIOD              VALUE               PERIOD                YEAR
Oppenheimer Variable             20.620784           14.001802         -32.10%             909,302             2001
Account Funds -                  23.512658           20.620784         -12.30%             886,753             2000
Oppenheimer Aggressive           12.961315           23.512658          81.41%             147,653             1999
Growth Fund/VA: Initial          10.000000           12.961315          29.61%               1,383             1998
Class - Q/NQ

Oppenheimer Variable             17.594890           15.196200         -13.63%           1,450,232             2001
Account Funds -                  17.848621           17.594890          -1.42%           1,053,477             2000
Oppenheimer Capital              12.752843           17.848621          39.96%             276,633             1999
Appreciation Fund/VA:            10.000000           12.752843          27.53%               2,543             1998
Initial Class - Q/NQ

Oppenheimer Variable              9.521827            8.274485         -13.10%             604,206             2001
Account Funds -                  10.000000            9.521827          -4.78%             175,518             2000
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ

Oppenheimer Variable             13.168121           11.687410         -11.24%           1,640,884             2001
Account Funds -                  14.609212           13.168121          -9.86%           1,275,868             2000
Oppenheimer Main Street          12.149185           14.609212          20.25%             370,716             1999
Growth & Income Fund/VA:         10.000000           12.149185          21.49%               2,736             1998
Initial Class - Q/NQ

Strong Opportunity Fund           9.798273            9.321492          -4.87%             839,984             2001
II, Inc. - Q/NQ                  10.000000            9.788273          -2.02%             180,575             2000

The Universal                    16.037786           17.444590           8.77%              51,166             2001
Institutional Funds,             14.572201           16.037786          10.06%              50,072             2000
Inc. - Emerging Markets          11.400149           14.572201          27.82%              32,668             1999
Debt Portfolio - Q/NQ            10.000000           11.400149          14.00%                 593             1998

The Universal                     8.620055            6.019598         -30.17%             500,028             2001
Institutional Funds,             10.000000            8.620055         -13.80%             158,997             2000
Inc. - Mid Cap Growth
Portfolio - Q/NQ

The Universal                    12.974262           14.079160           8.52%             208,985             2001
Institutional Funds,             12.479280           12.974262           3.97%             155,239             2000
Inc. - U.S. Real Estate
Portfolio - Q/NQ

Van Eck Worldwide                13.755231           13.343009          -3.00%             109,182             2001
Insurance Trust -                23.947713           13.755231         -42.56%             124,085             2000
Worldwide Emerging               12.101814           23.947713          97.89%              51,918             1999
Markets Fund - Q/NQ              10.000000           12.101814          21.02%               1,018             1998

                             ACCUMULATION UNIT                                           NUMBER OF
                             VALUE AT            ACCUMULATION UNIT   PERCENT CHANGE IN   ACCUMULATION
                             BEGINNING OF        VALUE AT END OF     ACCUMULATION UNIT   UNITS AT END OF
UNDERLYING MUTUAL FUND       PERIOD              PERIOD              VALUE               PERIOD                YEAR
Van Eck Worldwide                13.923943           12.319065         -11.53%              37,974             2001
Insurance Trust -                12.649846           13.923943          10.07%              29,361             2000
Worldwide Hard Assets            10.581149           12.649846          19.55%              28,359             1999
Fund - Q/NQ                      10.000000           10.581149           5.81%                   0             1998

The Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares and the GVIT GVIT Small Cap Growth Fund: Class I were added to the variable account on May 1, 1999. Therefore, the Condensed Financial Information for 1999 reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio: Initial Shares was added to the variable account on September 27, 1999. Therefore the Condensed Financial Information for 1999 reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account on January 27, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
Initial Class, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio were added to the variable account on May 1, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account on September 25, 2000. Therefore the Condensed Financial Information for 2000 reflects the reporting period from September 25, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Emerging Markets Fund: Class I, GVIT Gartmore GVIT Global Technology and Communications Fund: Class I, GVIT Gartmore GVIT International Growth Fund: Class I, and GVIT Turner GVIT Growth Focus Fund: Class I were added to the variable account on October 2, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from October 2, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Global Financial Services Fund: Class III, GVIT Gartmore GVIT Global Health Sciences Fund: Class III, GVIT Gartmore GVIT Global Utilities
Fund: Class III, GVIT Gartmore GVIT Investor Destinations Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund, GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III, and GVIT Gartmore GVIT U.S. Leaders Fund: Class III were added to the variable account on January 25, 2002. Therefore, no Condensed Financial Information is available.

The American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, Fidelity VIP Overseas Portfolio:
Service Class R, Fidelity VIP III Value Strategies Portfolio: Service Class, GVIT Gartmore GVIT Emerging Markets Fund: Class III, GVIT Gartmore GVIT Global Technology and Communications Fund: Class III, GVIT Gartmore GVIT International Growth Fund: Class III, GVIT Turner GVIT Growth Focus Fund: Class III, Janus Aspen Series - Global Technology Portfolio: Service II Shares, and Janus Aspen Series - International Growth Portfolio: Service II Shares were added to the variable account on May 1, 2002. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 2.20%)
               (VARIABLE ACCOUNT CHARGES OF 2.20% OF THE DAILY NET
                         ASSETS OF THE VARIABLE ACCOUNT)


                             ACCUMULATION UNIT                                           NUMBER OF
                             VALUE AT            ACCUMULATION UNIT   PERCENT CHANGE IN   ACCUMULATION
                             BEGINNING OF        VALUE AT END OF     ACCUMULATION UNIT   UNITS AT END OF
UNDERLYING MUTUAL FUND       PERIOD              PERIOD              VALUE               PERIOD               YEAR
American Century                  9.492984           8.507395        -10.38%               14,380             2001
Variable Portfolios,
Inc. - American Century
VP Income & Growth Fund:
Class I  - Q/NQ

American Century                 12.417190           8.599678        -30.74%                4,968             2001
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class I - Q/NQ

American Century                 10.111910          11.156087         10.33%               12,980             2001
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class I -
Q/NQ

Credit Suisse Trust -            12.343799           8.613696        -30.22%                    0             2001
Global Post-Venture
Capital Portfolio - Q/NQ

Credit Suisse Trust -            10.582777           8.043179        -24.00%                    0             2001
International Focus
Portfolio - Q/NQ

Credit Suisse Trust -             9.916793           9.789046         -1.29%                    0             2001
Large Cap Value
Portfolio - Q/NQ

Dreyfus Investment               12.323550           8.660779        -29.72%                1,399             2001
Portfolios - European
Equity Portfolio:
Initial Shares - Q/NQ

The Dreyfus Socially             10.292793           7.792572        -24.29%                  922             2001
Responsible Growth Fund,
Inc.: Initial Shares -
Q/NQ

Dreyfus Stock Index               9.545801           8.197399        -14.13%               11,021             2001
Fund, Inc.: Initial
Shares - Q/NQ

                             ACCUMULATION UNIT                                           NUMBER OF
                             VALUE AT            ACCUMULATION UNIT   PERCENT CHANGE IN   ACCUMULATION
                             BEGINNING OF        VALUE AT END OF     ACCUMULATION UNIT   UNITS AT END OF
UNDERLYING MUTUAL FUND       PERIOD              PERIOD              VALUE               PERIOD               YEAR
Dreyfus Variable                  9.863100           8.746914        -11.32%                3,171             2001
Investment Fund  -
Appreciation Portfolio:
Initial Shares - Q/NQ

Federated Insurance              10.505742          11.096780          5.63%               3,1998             2001
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ

Fidelity VIP                      9.829356           9.122665         -7.19%                8,921             2001
Equity-Income Portfolio:
Service Class - Q/NQ

Fidelity VIP Growth              10.682489           8.594096        -19.55%                2,569             2001
Portfolio: Service Class
- Q/NQ

Fidelity VIP High Income          7.296736           6.286416        -13.85%                1,238             2001
Portfolio: Service Class
- Q/NQ

Fidelity VIP Overseas            10.292010           7.923128        -23.02%                1,411             2001
Portfolio: Service Class
- Q/NQ

Fidelity VIP II                  10.256023           8.789237        -14.30%                9,915             2001
Contrafund(R)
Portfolio: Service Class
- Q/NQ

Fidelity VIP III Growth           7.968441           6.666912        -16.33%                2,479             2001
Opportunities Portfolio:
Service Class - Q/NQ

GVIT Comstock GVIT Value          9.391322           8.067350        -14.10%                    0             2001
Fund: Class I - Q/NQ

GVIT Dreyfus GVIT Mid            12.856503          12.407725         -3.49%                4,288             2001
Cap Index Fund: Class I
- Q/NQ

GVIT Federated GVIT High          8.652194           8.817499          1.91%                3,246             2001
Income Bond Fund: Class
I - Q/NQ

                             ACCUMULATION UNIT                                           NUMBER OF
                             VALUE AT            ACCUMULATION UNIT   PERCENT CHANGE IN   ACCUMULATION
                             BEGINNING OF        VALUE AT END OF     ACCUMULATION UNIT   UNITS AT END OF
UNDERLYING MUTUAL FUND       PERIOD              PERIOD              VALUE               PERIOD               YEAR
GVIT Gartmore GVIT                8.665651           8.034443         -7.28%                    0             2001
Emerging Markets Fund:
Class I - Q/NQ

GVIT Gartmore GVIT                5.985272           3.352039        -44.00%                1,961             2001
Global Technology and
Communications Fund:
Class I - Q/NQ

GVIT Gartmore GVIT               10.679917          11.201435          4.88%               10,795             2001
Government Bond Fund:
Class I - Q /NQ

GVIT Gartmore GVIT                6.952067           4.885325        -29.73%                    0             2001
Growth Fund: Class I -
Q/NQ

GVIT Gartmore GVIT                9.200325           6.418930        -30.23%                    0             2001
International Growth
Fund: Class I - Q/NQ

GVIT Gartmore GVIT Money         10.551662          10.690073          1.31%               27,635             2001
Market Fund: Class I* -
Q/NQ

GVIT Gartmore GVIT Total          9.400269           8.105635        -13.77%                1,286             2001
Return Fund: Class I -
Q/NQ

GVIT Gartmore GVIT               9.557425           7.587757         -20.61%                2,724             2001
Worldwide Leaders Fund:
Class I - Q/NQ

GVIT GVIT Small Cap              16.564493          14.441772        -12.81%                  272             2001
Growth Fund: Class I -
Q/NQ

GVIT GVIT Small Cap              12.679678          15.905177         25.44%                8,057             2001
Value Fund: Class I -
Q/NQ

GVIT GVIT Small Company          14.994163          13.679062         -8.77%                2,562             2001
Fund: Class I - Q/NQ

* The 7 day yield for the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2001 was -0.09%.

                             ACCUMULATION UNIT                                           NUMBER OF
                             VALUE AT            ACCUMULATION UNIT   PERCENT CHANGE IN   ACCUMULATION
                             BEGINNING OF        VALUE AT END OF     ACCUMULATION UNIT   UNITS AT END OF
UNDERLYING MUTUAL FUND       PERIOD              PERIOD              VALUE               PERIOD               YEAR
GVIT J.P. Morgan GVIT             9.210211           8.675437         -5.81%                  784             2001
Balanced Fund: Class I -
Q/NQ

GVIT MAS GVIT Multi              10.193887          10.385975          1.88%                3,062             2001
Sector Bond Fund: Class
I - Q/NQ

GVIT Nationwide GVIT              8.967017           8.482961         -5.40%                    0             2001
Strategic Value Fund:
Class I - Q/NQ

GVIT Strong GVIT Mid Cap         12.091356           8.239625        -31.86%                    0             2001
Growth Fund - Q/NQ

GVIT Turner GVIT Growth           6.310149           3.761821        -40.38%                    0             2001
Focus Fund - Q/NQ

Janus Aspen Series -              8.069120           6.167860        -23.56%                6,892             2001
Capital Appreciation
Portfolio: Service
Shares - Q/NQ

Janus Aspen Series -              6.448594           3.952480        -38.71%                8,733             2001
Global Technology
Portfolio: Service
Shares - Q/NQ

Janus Aspen Series -              8.105491           6.068862        -25.13%                8,303             2001
International Growth
Portfolio: Service
Shares - Q/NQ

Neuberger Berman AMT              9.827558           9.465116         -3.69%                  205             2001
Guardian Portfolio - Q/NQ

Neuberger Berman AMT             13.769410          10.145761        -26.32%                2,101             2001
Mid-Cap Growth Portfolio
- Q/NQ

Neuberger Berman AMT              9.330235           8.865670         -4.98%                1,173             2001
Partners Portfolio - Q/NQ

                             ACCUMULATION UNIT                                           NUMBER OF
                             VALUE AT            ACCUMULATION UNIT   PERCENT CHANGE IN   ACCUMULATION
                             BEGINNING OF        VALUE AT END OF     ACCUMULATION UNIT   UNITS AT END OF
UNDERLYING MUTUAL FUND       PERIOD              PERIOD              VALUE               PERIOD               YEAR
Oppenheimer Variable             13.905014           9.345324        -32.79%                1,338             2001
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class - Q/NQ

Oppenheimer Variable             12.409461          10.608373        -14.51%                9,125             2001
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class - Q/NQ

Oppenheimer Variable              9.458032           8.135212        -13.99%                7,742             2001
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ

Oppenheimer Variable              9.590436           8.425292        -12.15%               18,017             2001
Account Funds -
Oppenheimer Main Street
Growth & Income Fund/VA:
Initial Class - Q/NQ

Strong Opportunity Fund           9.732623           9.164675         -5.84%               15,992             2001
II, Inc. - Q/NQ

The Universal                    12.173002          13.106031          7.66%                  728             2001
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio - Q/NQ

The Universal                     8.562201           5.918142        -30.88%               12,493             2001
Institutional Funds,
Inc. - Mid Cap Growth
Portfolio - Q/NQ

The Universal                    11.250727          12.084542          7.41%                4,118             2001
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio - Q/NQ

Van Eck Worldwide                 8.838136           8.485820         -3.99%                  928             2001
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ

                             ACCUMULATION UNIT                                           NUMBER OF
                             VALUE AT            ACCUMULATION UNIT   PERCENT CHANGE IN   ACCUMULATION
                             BEGINNING OF        VALUE AT END OF     ACCUMULATION UNIT   UNITS AT END OF
UNDERLYING MUTUAL FUND       PERIOD              PERIOD              VALUE               PERIOD                YEAR
Van Eck Worldwide                10.845725           9.497863             -12.43%              0               2001
Insurance Trust -
Worldwide Hard Assets
Fund - Q/NQ

The GVIT Gartmore GVIT Global Financial Services Fund: Class III, GVIT Gartmore GVIT Global Health Sciences Fund: Class III, GVIT Gartmore GVIT Global Utilities
Fund: Class III, GVIT Gartmore GVIT Investor Destinations Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund, GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III, and GVIT Gartmore GVIT Nationwide Leaders Fund: Class III were added to the variable account on January 25, 2002. Therefore, no Condensed Financial Information is available.

The American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, Fidelity VIP Overseas Portfolio:
Service Class R, Fidelity VIP III Value Strategies Portfolio: Service Class, GVIT Gartmore GVIT Emerging Markets Fund: Class III, GVIT Gartmore GVIT Global Technology and Communications Fund: Class III, GVIT Gartmore GVIT International Growth Fund: Class III, GVIT Turner GVIT Growth Focus Fund: Class III, Janus Aspen Series - Global Technology Portfolio: Service II Shares, and Janus Aspen Series - International Growth Portfolio: Service II Shares were added to the variable account on May 1, 2002. Therefore, no Condensed Financial Information is available.